LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                         ENDED FEBRUARY 29, 2000

California Tax-Free Income Fund
Florida Tax-Free Income Fund
New York Tax-Free Income Fund
Ohio Tax-Free Income Fund

KEMPER STATE TAX-FREE
INCOME SERIES

  "... Long-term municipal securities offered compelling value on a tax-adjusted basis. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
MANAGEMENT TEAM
7
PERFORMANCE UPDATE
9
TERMS TO KNOW
10
CALIFORNIA'S PORTFOLIO STATISTICS AND PORTFOLIO OF INVESTMENTS
21
FLORIDA'S PORTFOLIO STATISTICS AND PORTFOLIO OF INVESTMENTS
25
NEW YORK'S PORTFOLIO STATISTICS AND PORTFOLIO OF INVESTMENTS

AT A GLANCE

 KEMPER STATE TAX-FREE INCOME FUNDS TOTAL RETURNS
 FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2000 (UNADJUSTED FOR ANY SALES CHARGE)

 CALIFORNIA
[BAR GRAPH]

KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A                                                          LIPPER CALIFORNIA TAX-FREE
----------------------------------------------   KEMPER CALIFORNIA TAX-      KEMPER CALIFORNIA TAX-       INCOME FUNDS CATEGORY
                                                FREE INCOME FUND CLASS B    FREE INCOME FUND CLASS C             AVERAGE*
                                                ------------------------    ------------------------    --------------------------
-0.04                                                     -0.42                       -0.28                       -1.40

 FLORIDA
[BAR GRAPH]

KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A                                                              LIPPER FLORIDA TAX-FREE
-------------------------------------------      KEMPER FLORIDA TAX-FREE     KEMPER FLORIDA TAX-FREE      INCOME FUNDS CATEGORY
                                                   INCOME FUND CLASS B         INCOME FUND CLASS C              AVERAGE*
                                                 -----------------------     -----------------------     -----------------------
-0.19                                                     -0.67                       -0.56                       -1.36

 NEW YORK
[BAR GRAPH]

KEMPER NEW YORK TAX-FREE INCOME FUND CLASS A                                                            LIPPER NEW YORK TAX-FREE
--------------------------------------------      KEMPER NEW YORK TAX-        KEMPER NEW YORK TAX-        INCOME FUNDS CATEGORY
                                                FREE INCOME FUND CLASS B    FREE INCOME FUND CLASS C            AVERAGE*
                                                ------------------------    ------------------------    ------------------------
-0.29                                                     -0.62                       -0.60                       -1.27

 OHIO
[BAR GRAPH]

KEMPER OHIO TAX-FREE INCOME FUND CLASS A                                                                  LIPPER OHIO TAX-FREE
----------------------------------------          KEMPER OHIO TAX-FREE        KEMPER OHIO TAX-FREE        INCOME FUNDS CATEGORY
                                                   INCOME FUND CLASS B         INCOME FUND CLASS C              AVERAGE*
                                                  --------------------        --------------------        ---------------------
-0.73                                                     -1.13                       -1.12                       -1.14

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES; IF SALES CHARGES HAD BEEN INCLUDED, RESULTS MAY HAVE BEEN LESS FAVORABLE.
 NET ASSET VALUE

 CALIFORNIA

                                     AS OF     AS OF
                                    2/29/00   8/31/99
 .........................................................
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS A               $6.93     $7.10
 .........................................................
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS B               $6.94     $7.11
 .........................................................
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS C               $6.89     $7.05
 .........................................................

 FLORIDA

                                     AS OF     AS OF
                                    2/29/00   8/31/99
 .........................................................
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS A                      $9.48     $9.72
 .........................................................
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS B                      $9.46     $9.71
 .........................................................
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS C                      $9.47     $9.71
 .........................................................

 NEW YORK

                                     AS OF     AS OF
                                    2/29/00   8/31/99
 .........................................................
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS A               $9.96    $10.22
 .........................................................
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS B               $9.98    $10.23
 .........................................................
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS C               $9.96    $10.21
 .........................................................

 OHIO

                                     AS OF     AS OF
                                    2/29/00   8/31/99
 .........................................................
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS A                      $9.68     $9.97
 .........................................................
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS B                      $9.67     $9.97
 .........................................................
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS C                      $9.68     $9.97
 .........................................................

 CONTENTS
 31
 OHIO'S PORTFOLIO STATISTICS AND PORTFOLIO OF INVESTMENTS
 36
 FINANCIAL STATEMENTS
 40
 FINANCIAL HIGHLIGHTS
 48
 NOTES TO FINANCIAL STATEMENTS

AT A GLANCE

 KEMPER STATE TAX-FREE INCOME FUND LIPPER RANKINGS AS OF 2/29/00*
 COMPARED WITH ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES

 CALIFORNIA MUNICIPAL DEBT CATEGORY

                            CLASS A               CLASS B               CLASS C
 ..........................................................................................
    1-YEAR              #14 of 108 funds      #44 of 108 funds      #38 of 108 funds
 ..........................................................................................
    5-YEAR              #29 of 78 funds       #59 of 78 funds       #65 of 78 funds
 ..........................................................................................
    10-YEAR             #13 of 39 funds             N/A                   N/A
 ..........................................................................................

 FLORIDA MUNICIPAL DEBT CATEGORY

                            CLASS A               CLASS B               CLASS C
 ..........................................................................................
    1-YEAR              #20 of 64 funds       #38 of 64 funds       #33 of 64 funds
 ..........................................................................................
    5-YEAR              #17 of 44 funds       #38 of 44 funds       #37 of 44 funds
 ..........................................................................................

 NEW YORK MUNICIPAL DEBT CATEGORY

                            CLASS A               CLASS B               CLASS C
 ..........................................................................................
    1-YEAR              #26 of 102 funds      #62 of 102 funds      #58 of 102 funds
 ..........................................................................................
    5-YEAR              #29 of 77 funds       #63 of 77 funds       #62 of 77 funds
 ..........................................................................................
    10-YEAR             #10 of 33 funds             N/A                   N/A
 ..........................................................................................

 OHIO MUNICIPAL DEBT CATEGORY

                            CLASS A               CLASS B               CLASS C
 ..........................................................................................
    1-YEAR              #17 of 51 funds       #31 of 51 funds       #29 of 51 funds
 ..........................................................................................
    5-YEAR              #12 of 42 funds       #31 of 42 funds       #32 of 42 funds
 ..........................................................................................

 DIVIDEND REVIEW

 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF FEBRUARY 29, 2000.

 CALIFORNIA

                            CLASS A   CLASS B   CLASS C
 ...........................................................
    SIX-MONTHS INCOME:      $0.1657   $0.1396   $0.1392
 ...........................................................
    FEBRUARY DIVIDEND:      $0.0255   $0.0223   $0.0231
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE:+       4.56%     3.99%     4.16%
 ...........................................................
    SEC YIELD:+               4.71%     4.17%     4.20%
 ...........................................................
    TAX EQUIVALENT YIELD:     8.25%     7.30%     7.36%
 ...........................................................
    BASED ON A MARGINAL INCOME TAX RATE OF 42.9%
    (COMBINED CALIFORNIA STATE AND FEDERAL INCOME TAX
    RATE)
 ...........................................................

 FLORIDA

                            CLASS A   CLASS B   CLASS C
 ...........................................................
    SIX-MONTHS INCOME:      $0.2201   $0.1843   $0.1853
 ...........................................................
    FEBRUARY DIVIDEND:      $0.0334   $0.0290   $0.0291
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE:+       4.38%     3.80%     3.82%
 ...........................................................
    SEC YIELD:+               4.38%     3.97%     4.05%
 ...........................................................
    TAX EQUIVALENT YIELD:     6.96%     6.31%     6.44%
 ...........................................................
    BASED ON A MARGINAL INCOME TAX RATE OF 37.1%
    (FEDERAL INCOME TAX RATE)
 ...........................................................

 NEW YORK

                            CLASS A   CLASS B   CLASS C
 ...........................................................
    SIX-MONTHS INCOME:      $0.2284   $0.1857   $0.1873
 ...........................................................
    FEBRUARY DIVIDEND:      $0.0353   $0.0287   $0.0289
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE:+       4.40%     3.57%     3.53%
 ...........................................................
    SEC YIELD:+               4.54%     3.87%     3.91%
 ...........................................................
    TAX EQUIVALENT YIELD:     8.14%     6.94%     7.01%
 ...........................................................
    BASED ON A MARGINAL INCOME TAX RATE OF 44.2%
    (COMBINED NEW YORK STATE, NEW YORK CITY AND FEDERAL
    INCOME TAX RATE)
 ...........................................................

 OHIO

                            CLASS A   CLASS B   CLASS C
 ...........................................................
    SIX-MONTHS INCOME:      $0.2269   $0.1878   $0.1884
 ...........................................................
    FEBRUARY DIVIDEND:      $0.0344   $0.0284   $0.0286
 ...........................................................
    ANNUALIZED
    DISTRIBUTION RATE:+       4.42%     3.65%     3.67%
 ...........................................................
    SEC YIELD:+               4.45%     3.84%     3.88%
 ...........................................................
    TAX EQUIVALENT YIELD:     7.57%     6.53%     6.60%
 ...........................................................
    BASED ON A MARGINAL INCOME TAX RATE OF 41.2%
    (COMBINED OHIO STATE AND FEDERAL INCOME TAX RATE)
 ...........................................................

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON FEBRUARY 29, 2000. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED FEBRUARY 29, 2000, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH A STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND THE APPLICABLE FEDERAL AND STATE MARGINAL TAX RATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND, FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

As we enter the second quarter of the year, there isn't much to complain about. For all the yammering about the "new" economy, the old economy is doing pretty well. Consumers may hanker for a new GPS handset or a Palm Pilot, but they lust after a suburban mansion with a garage big enough to hold their luxury car and SUV -- and state and local governments are laying old-fashioned asphalt almost as fast as businesses are building the information superhighway. Satisfying both old and new desires got the economy off to a fast start in the new century. Even with a modest slowdown possible in the second half, growth for the year 2000 is likely to be close to 5 percent.

  So everyone is happy, right? Well, almost everyone. Consumers seldom have felt so confident; businesspeople seldom have behaved so expansively. But there's still one grump: Federal Reserve Board Chairman Alan Greenspan, who's become increasingly worried that rapid growth will bring on inflation.

  Despite Greenspan's attempt to slow spending by raising interest rates, consumers are still splurging, and they show no signs of stopping. We know this because shoppers are buying the big-ticket items they usually purchase early in a cycle -- items such as personal computers, mobile phones, jewelry, fancy kitchen appliances, exercise equipment and big boats.

  Why are consumers still buying despite Greenspan's attempts to slow their splurging? There are three answers: deflation, wealth and easy credit.

  Falling prices have made big-ticket items almost irresistible. Since 1997, prices of kitchen appliances have fallen 4.5 percent, TVs and VCRs 16 percent and sporting equipment 6.5 percent. Even auto showrooms no longer produce sticker shock, and drivers have responded with gusto, buying a record 16.9 million cars and light trucks in 1999. 2000 is likely to be the first year in which automotive sales top 17 million.

  Some of that spending has been made possible by stock market gains: Wall Street has handed out windfalls to almost anyone holding equities in the past few years. But consumers who don't own stocks are also spending, thanks to a decade of debt. Young, poor or new to America? In the 1990s, it didn't matter; lenders still loved you. While high-income families have been borrowing less, those lower on the income scale have been borrowing more.

  But it's not just consumers that Greenspan is concerned about; businesses are splurging as well. During 1999, businesses increased spending on computers and peripherals by 35 percent and spending on communications equipment by 25 percent (both after adjusting for price declines). Far from slowing down this year, we expect investment in these two categories to accelerate -- to 40 percent growth for computers and 30 percent growth for communications equipment. And just like consumers, businesses are borrowing to buy. You may think that with booming sales, entrepreneurs are cash-rich and can afford it. But while 1999 saw economy-wide earnings jump 10 percent and profits of Standard and Poor's (S&P) 500 companies leap nearly 14 percent, internal cash covered less than 84 percent of capital spending. With the exception of 1998, that's the lowest on record. Last year alone, corporate debt shot up by more than 11 percent to $560 billion. And new economy companies are no exception; they have more debt than most people realize, issuing more than half of all convertible bonds.

  All this debt could cause problems. Although we've increased our 2001 inflation outlook to nearly 3 percent -- an entire percentage point higher than our prediction three months ago -- we're not particularly worried about inflation. It's the heavy borrowing we're concerned about. Debt continues to exceed income growth, and when Greenspan succeeds in slowing the economy with higher interest rates (which he will succeed in doing), all of the debt American consumers and businesses are taking on could be tricky to handle. Debt is a medley of financial obligations that must be paid with personal income and corporate profits. When the economy slows, personal income and corporate profits stay the same or even fall -- which makes it harder to pay off those debts. Consumers and businesses may have to sell their assets to pay off the debt, and they may risk going into default.

  That being the case, a gradual economic slowdown may be in everyone's best interest. But "gradual" is the key. Both the old and new economy have a lot riding on the Fed's ability to rein in growth softly and smoothly, because abrupt slowdowns encourage consumers and businesses to sell assets -- and perhaps risk bankruptcy -- to pay off debt, as described above.

  A gradual slowdown seems to be what the Fed is seeking, but for all of Greenspan's semi-tough talk, some

ECONOMIC OVERVIEW

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.
   [BAR GRAPH]

                                           NOW (3/31/00)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-year Treasury rate (1)                       6.3                     5.9                    5.2                   5.6
Prime rate (2)                                    9                    8.25                   7.75                   8.5
Inflation rate (3)*                             3.2                     2.3                    1.7                   1.4
The U.S. dollar (4)                             0.6                    -3.3                   -0.1                   4.9
Capital goods orders (5)*                       7.7                     1.9                    5.6                   7.3
Industrial production (5)*                      5.6                     3.1                    2.9                   5.4
Employment growth (6)                           2.3                     2.1                    2.3                   2.6

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 2/29/00.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

indicators suggest that monetary policy has actually been lax. Broad money and credit creation have vastly exceeded economic activity since 1995, and no central bank can allow that to continue indefinitely without creating inflation. If we begin to see higher core inflation, the Fed will have to deal with all that money it's created in a less gradualist manner -- and that could get tricky. Financial turmoil accompanied each of the Fed's last two efforts to slow the economy down. In 1994, there was a bond market meltdown that resulted in a Mexican debt crisis. After a more timid Fed tightening in 1997, crises in Asia were followed by problems with Russian debt, Brazilian debt and a large American hedge fund. We don't think this is a coincidence: The global debt market is so vast and interconnected that it's highly vulnerable to a rise in the cost of its basic raw material -- short-term funds.

  Let's hope, then, that the Fed can slow the economy without upsetting the financial applecart, because that could affect everyone. After all, the old economy and the new economy are wedded in many ways. Much of the money that flows to IPOs is available because mature industries have borrowed to carry out mergers and share buybacks. Old economy companies are the biggest customers of new economy products. And e-commerce sites are all about moving traditional goods over old-fashioned highways. Despite a lot of talk about old and new, we're all in this economy together.

Sincerely,

Scudder Kemper Investments Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF MARCH 29, 2000, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                 MANAGEMENT TEAM

                      KEMPER STATE TAX-FREE INCOME SERIES

                           PORTFOLIO MANAGEMENT TEAM

BRENNAN PHOTO
ELEANOR R. BRENNAN IS LEAD PORTFOLIO MANAGER OF KEMPER CALIFORNIA, KEMPER FLORIDA AND KEMPER OHIO TAX-FREE INCOME FUNDS. SHE IS CO-LEAD MANAGER OF KEMPER MUNICIPAL BOND FUND AND PORTFOLIO MANAGER OF KEMPER NEW YORK TAX-FREE INCOME FUND. BRENNAN JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A SENIOR VICE PRESIDENT. SHE RECEIVED HER B.A. IN ECONOMICS FROM URSINUS COLLEGE AND AN M.S. IN FINANCE FROM DREXEL UNIVERSITY. BRENNAN IS A CHARTERED FINANCIAL ANALYST.

CAGGIANO PHOTO
MATTHEW J. CAGGIANO IS A PORTFOLIO MANAGER OF KEMPER CALIFORNIA TAX-FREE INCOME FUND. HE HAS 10 YEARS OF PROFESSIONAL INVESTMENT EXPERIENCE AND JOINED SCUDDER

KEMPER INVESTMENTS IN 1990.

ASHTON PHOTO
ASHTON P. GOODFIELD IS LEAD PORTFOLIO MANAGER FOR KEMPER NEW YORK TAX-FREE INCOME FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND. SHE IS A SENIOR VICE PRESIDENT WITH 14 YEARS OF PROFESSIONAL INVESTMENT EXPERIENCE. SHE JOINED SCUDDER KEMPER INVESTMENTS IN 1986.

WILSON PHOTO
REBECCA L. WILSON IS A PORTFOLIO MANAGER FOR KEMPER FLORIDA AND KEMPER OHIO TAX-FREE INCOME FUNDS. SHE JOINED SCUDDER KEMPER INVESTMENTS IN 1986. SHE HAS 14

YEARS OF PROFESSIONAL INVESTMENT EXPERIENCE.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

MUNICIPAL BONDS HAVE FACED AN EXCEPTIONALLY TOUGH ENVIRONMENT SINCE AUGUST 1999. THE FEDERAL RESERVE BOARD OPEN MARKET COMMITTEE RAISED SHORT-TERM INTEREST RATES WHILE THE TREASURY DEPARTMENT ANNOUNCED A DEBT BUYBACK PLAN, PROMPTING SOME INVESTORS TO SWITCH TO TAXABLE SECURITIES. BELOW, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND HOW KEMPER STATE TAX-FREE INCOME FUNDS ARE POSITIONED FOR THE COMING MONTHS.

Q

      HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FIRST SIX MONTHS OF FISCAL YEAR 2000?

A
      It was a tough time for all fixed-income markets, and particularly stressful for tax-exempt debt. Both long-term and intermediate interest rates climbed between the end of August 1999 and the end of February 2000. During the period, the Federal Reserve expressed a resolve to head off inflationary pressures as commodity prices rebounded, the nation's unemployment rate reached 30-year lows and consumer spending was brisk. Strong U.S. economic growth prompted the Federal Reserve Board Open Market Committee to raise its short-term interest-rate target on November 16 and February 2 by an additional 50 basis points (0.50 percent) to 5.75 percent. In the municipal bond market, the overriding challenge was to preserve capital as bond prices and investor demand fell.

  Shrinking new supplies of municipal debt created intense competition for attractively priced securities with solid credit characteristics and above-average income and total return prospects. As of the end of February, it appeared that new issuance in calendar year 2000 could be as low as $200 billion, compared with more than $260 billion in 1999.

Q

      HOW DID YOU POSITION KEMPER STATE TAX-FREE INCOME FUNDS BETWEEN AUGUST 1999 AND FEBRUARY 2000?

A
      Each fund's average duration target (see Portfolio Statistics on pages 10, 21, 25 and 31) ranged from neutral to slightly less than most of the funds' peers during the period. This, along with curve positioning and security structure selection, helped the funds preserve capital to a greater extent than their peers in a climate of rapidly rising interest rates (see At a Glance on page 2.) The funds' returns were lower than the -0.02 percent return of the Lehman Brothers Municipal Bond Index* for the six months ended February 29, 2000. Duration can dramatically impact fund performance, so we don't make big "bets" on the direction of interest rates.

  To increase income and total return potential, we focused on issue selection and curve placement. We added some lower-quality bonds as the income differential (spreads) between high-quality and lower-quality securities grew for most of the period. In most states, as of the end of February 2000, municipal bonds rated BBB -- the lowest level of investment-grade bonds -- generally yielded more than 125 basis points more than comparable-sector AAAs.

* THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING
  CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS, AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. INVESTORS CANNOT INVEST IN THE INDEX.

Q

      DURING FEBRUARY 2000, THE TREASURY ANNOUNCED PLANS TO BUY BACK SOME LONG-TERM DEBT AND HOLD FEWER AUCTIONS. WHAT WERE THE SHORT-TERM CONSEQUENCES OF THIS ACTION ON MUNICIPAL BONDS, AND WHAT DO YOU BELIEVE MAY BE THE LONG-TERM EFFECT?

A
      February's long anticipated Treasury news generated a welcome rally after five straight months of depressed municipal bond prices. The Treasury said it plans to buy back 30-year government bonds and reduce auctions all along the maturity spectrum.

  In January and February, the municipal bond yield curve -- the difference in income potential between short-term and long-term securities -- was steep compared with Treasuries. We used this development to reposition the portfolio with more longer-term bonds selling at a discount. We believe this may help the funds capture additional income and total return potential in the coming months. In our view, long-term municipal securities offered compelling value on a tax-adjusted basis.

                                                              PERFORMANCE UPDATE

  Usually, long-term bonds provide more income potential than securities maturing in a year or less since they involve more interest-rate risk. This pattern held true for both Treasuries and municipal bonds in the late summer and autumn of 1999. However, as the new millennium began, the Treasury yield curve inverted so that by February 29, 2000, one-year Treasury bills had higher yields than 30-year bonds. This did not happen in the municipal market, and long-term municipal bond yields reached an historically attractive ratio -- providing 97 percent of the yield of comparable-maturity Treasuries. Because the tax advantage of municipal bonds is typically "built in" to the price, long-maturity municipal bonds typically yield about 85 to 90 percent of a similar-maturity Treasury.

Q

      IS A STRONG U.S. ECONOMY BAD NEWS FOR MUNICIPAL BONDS?

A
      Not necessarily. In fact, to the extent that the Fed can contain inflation, and investors believe that consumer prices will not accelerate, strong economic growth is positive because it enhances the ability of municipal debt issuers to meet their obligations. The fourth calendar quarter of 1999 was the 17th consecutive quarter in which bond rating upgrades exceeded downgrades, according to Standard & Poor's.

  Since last summer, two credit-rating agencies have upgraded the general obligation (GO, bonds that are usually backed by state or municipal income, sales or other general tax revenue) bond rating of California, whose economy is benefiting from the nation's high-technology boom and strong debt management practices, according to Standard & Poor's. California's average annual rate of growth in personal income has been 5.78 percent since 1995, compared with 5.03 percent for the United States as a whole.* (see State Economic and Bond Market Snapshot.) Last year, New York's general obligation bonds were also upgraded for similar reasons. We believe these upgrades, which were anticipated by the bond market, have helped enhance performance for Kemper California Tax-Free Income Fund and Kemper New York Tax-Free Income Fund since fiscal 1999 relative to national tax-free funds.

* SOURCE: STANDARD & POOR'S CREDITWEEK 2/21/00 AND BLOOMBERG BUSINESS NEWS.

Q

      DID ANYTHING HAPPEN IN FLORIDA OR OHIO DURING THE FIRST SIX MONTHS OF FISCAL 2000 THAT HAS AFFECTED OR IS LIKELY TO AFFECT HOW EACH STATE IS VIEWED BY RATING AGENCIES OR THE MUNICIPAL BOND MARKET?

A
      Last year, Florida systematically evaluated the impact of the state's bonding programs on its financial health, and it plans to integrate the study's findings into its budget development process. The study found that the state's annual tax revenues are likely to grow 52 percent through 2009, from $21 billion to $32 billion, and recommended an increase in Florida's budget reserve. In February, Standard & Poor's praised the study, saying, "Given the state's reliance on sales tax for nearly 70 percent of revenues and the historic volatility of this tax source, a higher level of mandated reserves would be viewed positively from a credit standpoint."

  In Ohio, the state is planning a comprehensive program to address school-funding needs. Legislators' proposals call for a $23 billion state and federal investment over 12 years to build and renovate schools in poorer districts. The local share is expected to come from the proceeds of general obligation bond issues to be approved by voters. Standard & Poor's believes "the state's strong economic performance and sizable reserve levels provide the flexibility to increase school funding with little impact in other areas of the budget."

 STATE ECONOMIC AND BOND MARKET SNAPSHOT (DATA AS OF 2/29/00)

                                                                       PERSONAL INCOME       GO BOND    10-YEAR GO      VOLUME OF
                                                                    GROWTH RATE 1995-1999    RATING     BOND YIELD    BOND ISSUANCE
    CALIFORNIA                                                              5.78%            AA3/AA-         5.11%         -57%
 ...................................................................................................................................
    FLORIDA                                                                 5.30%            AA2/AA+         5.29%         +33%
 ...................................................................................................................................
    NEW YORK                                                                4.59%             A2/A+          5.36%         -34%
 ...................................................................................................................................
    OHIO                                                                    4.16%            AA1/AA+         5.34%         -38%
 ...................................................................................................................................


 ...
 ...
 ...
 ...

SOURCE: BLOOMBERG BUSINESS NEWS, THE BOND BUYER, MOODY'S INVESTORS SERVICE, STANDARD & POOR'S. YIELDS AND RATINGS SHOWN ARE NOT INTENDED TO PRESENT THE YIELDS OR AVERAGE QUALITY OF ANY KEMPER FUND. BOND ISSUANCE REFLECTS DATA FOR JANUARY AND FEBRUARY 2000.

PERFORMANCE UPDATE                                     TERMS TO KNOW


 CURRENT STATE INCOME TAX RATES

NET OF FEDERAL INCOME TAXES FOR TAXPAYERS IN THE 39.6% BRACKET

Q

      WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE BALANCE OF FISCAL YEAR 2000?

A
      Since it is widely expected that the Fed will need to raise interest rates even more by the summer of 2000, municipal bonds face a challenging environment. Still, we believe the municipal market provides excellent value, with yields of longer maturity municipals still near those of Treasuries, and tax-equivalent yields near double-digit levels for investors in the highest brackets. In January, in fact, municipal bond yields, as measured by THE BOND BUYER'S Revenue Bond Index, reached 6.35 percent, the highest level since August 1995. In our view, a robust

U.S. economy enhances municipal finances, and that should continue to help bolster municipal credit ratings. Finally, if the equity and taxable bond markets remain as volatile as they have been this past winter, we think it could provide a catalyst for renewed enthusiasm for tax-exempt debt.

DISCOUNTS AND PREMIUMS Par value is the principal value that an investor may receive when a bond matures. If a bond's price is lower than par, it is selling at a discount. If a bond's price is higher than par, it is said to be trading at a premium.

DURATION A measure of the interest-rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest-rate changes.

INVERTED YIELD CURVE A market phenomenon in which intermediate-term bonds (securities with one- to 10-year maturities) have higher income potential and current yields than long-term bonds (securities with 10- to 30-year maturities). Historically it has occurred during a period of rising short-term interest rates and been viewed as an indicator of a future economic slowdown.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities rated A1 and compiled by The Bond Buyer, a newspaper that reports on the municipal bond market.

                                                                               RELATIVE TAX BURDEN
                                                                    RATE    AMONG STATES (1 = HIGHEST)
    CALIFORNIA                                                      5.62%                6TH
 ..........................................................................................................
    FLORIDA                                                         NONE                44TH
 ..........................................................................................................
    NEW YORK                                                        4.14%               19TH
 ..........................................................................................................
    OHIO                                                            4.11%               20TH
 ..........................................................................................................

SOURCE: BLOOMBERG BUSINESS NEWS. RATES MAY BE AFFECTED BY PAYMENT OF THE ALTERNATIVE MINIMUM TAX. WHILE FLORIDA HAS NO STATE INCOME TAX, IT HAS A GRADUATED INTANGIBLES TAX BASED ON ASSET VALUES. NEW YORK TAX RATE AND RELATIVE TAX BURDEN ARE HIGHER IN NEW YORK CITY, WHICH HAS ITS OWN INCOME TAX.

                                                            PORTFOLIO STATISTICS

KEMPER CALIFORNIA TAX-FREE INCOME FUND

          PORTFOLIO COMPOSITION        ON 2/29/00               ON 8/31/99
    REVENUE BONDS                           76%                      77%
 ..................................................................................
    U.S. GOVERNMENT SECURED                 13                       11
 ..................................................................................
    GENERAL OBLIGATION BONDS                10                       12
 ..................................................................................
    CASH AND EQUIVALENTS                     1                       --
----------------------------------------------------------------------------------
                                           100%                     100%

[PIE CHART] [PIE CHART]

                 QUALITY               ON 2/29/00               ON 8/31/99
    AAA                                     60%                      65%
 ..................................................................................
    AA                                       8                        7
 ..................................................................................
    A                                       14                       13
 ..................................................................................
    BBB                                     10                       10
 ..................................................................................
    NOT RATED                                8                        5
----------------------------------------------------------------------------------
                                           100%                     100%

[PIE CHART] [PIE CHART]

            YEARS TO MATURITY          ON 2/29/00               ON 8/31/99
    1-10 YEARS                              38%                      48%
 ..................................................................................
    11-20 YEARS                             48                       43
 ..................................................................................
    21+ YEARS                               14                        9
----------------------------------------------------------------------------------
                                           100%                     100%

[PIE CHART] [PIE CHART]

                                       ON 2/29/00               ON 8/31/99
    AVERAGE MATURITY                   15.1 years               14.2 years
 ..................................................................................
    AVERAGE DURATION                    8.9 years                7.7 years
----------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND
Portfolio of Investment at February 29, 2000 (unaudited)

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
LONG-TERM MUNICIPAL INVESTMENTS--100.0%
---------------------------------------------------------------------------------------------------------------------
                     Alameda, CA, Corridor Transportation Authority, Senior Lien,
                       Revenue, Series A, 5.125%, 10/01/2015                        $10,920,000      $ 10,412,002
                     ------------------------------------------------------------------------------------------------
                     Benicia, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2017                              1,735,000           621,009
                     ------------------------------------------------------------------------------------------------
                     Benicia, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2018                              1,510,000           504,989
                     ------------------------------------------------------------------------------------------------
                     (c)Big Bear Lake, California Water Revenue, 10.19%,
                       04/01/2015                                                     1,700,000         1,888,700
                     ------------------------------------------------------------------------------------------------
                     (c)Big Bear Lake, California Water Revenue, 10.17%,
                       04/01/2022                                                     6,750,000         7,142,580
                     ------------------------------------------------------------------------------------------------
                     Burbank, CA, Unified School District, General Obligation,
                       Series B, zero coupon, 08/01/2011                              3,070,000         1,660,195
                     ------------------------------------------------------------------------------------------------
                     Burbank, CA, Unified School District, General Obligation,
                       Series B, zero coupon, 08/01/2012                              1,500,000           759,435
                     ------------------------------------------------------------------------------------------------
                     Burbank, CA, Unified School District, General Obligation,
                       Series B, zero coupon, 08/01/2013                              3,225,000         1,525,683
                     ------------------------------------------------------------------------------------------------
                     Burbank, CA, Unified School District, General Obligation,
                       Series B, zero coupon, 08/01/2014                              3,000,000         1,325,430
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Claremont
                       McKenna College, Revenue, 5.100%, 11/01/2017                     800,000           738,616
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Mill College,
                       Revenue, 6.875%, 09/01/2022                                    1,775,000         1,907,699
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Revenue, Pomona
                       College, 5.250%, 01/01/2017                                    5,445,000         5,178,739
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, Revenue Bond,
                       Santa Clara University, 5.250%, 09/01/2018                     1,000,000           935,400
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, University of
                       San Diego, Revenue, zero coupon, 10/01/2014                    1,470,000           643,360
                     ------------------------------------------------------------------------------------------------
                     California Educational Facilities Authority, University of
                       San Francisco, Revenue, 6.000%, 10/01/2016                     6,640,000         6,825,588
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Authority, Kaiser Permanente,
                       Revenue, Series A, zero coupon, 10/01/2009                     7,140,000         4,273,576
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Adventist
                       Health System West, Revenue Series B, 6.500%, 03/01/2007       3,750,000         3,904,800
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Kaiser
                       Permanente, Revenue, Series A, 7.000%, 12/01/2010              3,550,000         3,698,532
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Adventist
                       Health System West, Revenue, Series B, 6.500%, 03/01/2011      2,000,000         2,077,520
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Insured
                       Health Facilities, Small Facilities Loan, Revenue, Series
                       A, 6.700%, 03/01/2011                                          1,200,000         1,257,156
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Eskaton
                       Properties Health Facilities, Revenue, 7.450%, 05/01/2011      4,800,000         4,924,320
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Southern
                       California Presbyterian, Revenue, 6.700%, 06/01/2011           2,000,000         2,097,420
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Sutter
                       Health, Revenue, Series A, 5.000%, 08/15/2018                  1,820,000         1,636,289
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  11

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     California Health Facilities Finance Authority, Sutter
                       Health, Revenue, Series A, 5.000%, 08/15/2019                $ 1,605,000      $  1,428,033
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, San
                       Francisco Children's Hospital, Revenue, Series A, 7.500%,
                       10/01/2020                                                     3,600,000         3,745,584
                     ------------------------------------------------------------------------------------------------
                     California Health Facilities Finance Authority, Cedars-Sinai
                       Medical Center, Revenue, Series A, 6.125%, 12/01/2030          2,500,000         2,377,225
                     ------------------------------------------------------------------------------------------------
                     California Housing Finance Agency, Home Mortgage Revenue,
                       Series D, 7.750%, 08/01/2010                                   3,230,000         3,310,718
                     ------------------------------------------------------------------------------------------------
                     California Housing Finance Agency, Home Mortgage Revenue,
                       Series F-1, 6.875%, 08/01/2015                                10,905,000        11,239,347
                     ------------------------------------------------------------------------------------------------
                     California Housing Finance Agency, Home Mortgage Revenue,
                       Series C, 7.600%, 08/01/2030                                   1,040,000         1,047,862
                     ------------------------------------------------------------------------------------------------
                     California Pollution Control Financing Authority, Solid
                       Waste Disposal Revenue, CanFibre of Riverside PJ, Series
                       A, 9.000%, 07/01/2019                                          6,750,000         7,207,448
                     ------------------------------------------------------------------------------------------------
                     California Resource Efficiency Financing Authority, Capital
                       Improvements Program, Certificates of Participation,
                       6.000%, 04/01/2012                                             1,685,000         1,810,246
                     ------------------------------------------------------------------------------------------------
                     California Resource Efficiency Financing Authority, Capital
                       Improvements Program, Certificates of Participation,
                       5.500%, 04/01/2017                                             4,285,000         4,189,659
                     ------------------------------------------------------------------------------------------------
                     California State, General Obligation, 5.875%, 10/01/2019        10,000,000        10,069,900
                     ------------------------------------------------------------------------------------------------
                     California State Colleges and Universities, College and
                       University Improvements, Revenue, 6.750%, 11/01/2009           1,515,000         1,571,706
                     ------------------------------------------------------------------------------------------------
                     California State Colleges and Universities, Housing System,
                       Revenue, 5.650%, 11/01/2012                                    8,110,000         8,309,506
                     ------------------------------------------------------------------------------------------------
                     California State Colleges and Universities, Housing System,
                       Revenue, 5.700%, 11/01/2013                                    5,000,000         5,106,950
                     ------------------------------------------------------------------------------------------------
                     California State Department Water, Revenue, Water Systems,
                       Series S, 5.000%, 12/01/2019                                   5,860,000         5,258,412
                     ------------------------------------------------------------------------------------------------
                     California State Public Works Board, Department of
                       Corrections, Revenue, Series A, 7.400%, 09/01/2010             3,365,000         3,942,636
                     ------------------------------------------------------------------------------------------------
                     California State Public Works Board, Department of
                       Corrections, Lease Revenue, Series A, 5.750%, 01/01/2012       5,145,000         5,299,813
                     ------------------------------------------------------------------------------------------------
                     California State Public Works Board, Trustees of California
                       State University, Lease Revenue, Series A, 5.000%,
                       10/01/2017                                                     3,255,000         2,931,909
                     ------------------------------------------------------------------------------------------------
                     California State Public Works Board, Department of
                       Corrections, Lease Revenue, Series A, 5.000%, 09/01/2018      11,000,000         9,820,140
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Triad Healthcare, Certificates of Participation, 5.800%,
                       08/01/2000                                                     4,205,000         4,238,514
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Cedars-Sinai Medical Center, Certificates of
                       Participation, 6.500%, 08/01/2012                             20,205,000        21,478,723
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Health Facilities, Certificates of Participation, 5.500%,
                       09/01/2014                                                     6,750,000         6,733,260
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Certificate of Participation, The Internext Group, 5.375%,
                       04/01/2017                                                     1,000,000           826,150
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Certificates of Participation, 5.500%, 08/15/2018              1,840,000         1,762,830
                     ------------------------------------------------------------------------------------------------

 12 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     California Statewide Communities Development Authority,
                       Eastfield Ming Quong Inc, Certificates of Participation,
                       5.625%, 06/01/2020                                           $ 3,420,000      $  3,245,512
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Catholic Healthcare West, 6.500%, 07/01/2020                   5,500,000         5,336,650
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority, ARC
                       of San Diego, Certificates of Participation, 5.625%,
                       05/01/2021                                                     3,055,000         2,881,751
                     ------------------------------------------------------------------------------------------------
                     California Statewide Communities Development Authority,
                       Certificates of Participation, The Internext Group,
                       5.375%, 04/01/2030                                             6,000,000         4,638,840
                     ------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation,
                       zero coupon, 11/01/2010                                        2,520,000         1,432,242
                     ------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation,
                       zero coupon, 11/01/2011                                        1,625,000           867,035
                     ------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation,
                       zero coupon, 11/01/2012                                        2,685,000         1,340,889
                     ------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation,
                       zero coupon, 11/01/2013                                        2,740,000         1,278,292
                     ------------------------------------------------------------------------------------------------
                     Carlsbad, CA, Unified School District, General Obligation,
                       zero coupon, 11/01/2018                                        3,050,000         1,004,945
                     ------------------------------------------------------------------------------------------------
                     Carson, CA, Redevelopment Agency, Redevelopment Project No.
                       1, Tax Allocation, Series B, 6.000%, 10/01/2016                3,350,000         3,292,849
                     ------------------------------------------------------------------------------------------------
                     Central Valley, CA, Financing Authority, Cogeneration
                       Project, Revenue, 6.100%, 07/01/2013                           8,700,000         9,244,359
                     ------------------------------------------------------------------------------------------------
                     Concord, CA, Redevelopment Agency, Tax Allocation, Series 3,
                       8.000%, 07/01/2018                                                40,000            40,458
                     ------------------------------------------------------------------------------------------------
                     Contra Costa County, CA, GNMA Mortgage Backed Securities
                       Program, Home Mortgage Revenue, 7.750%, 05/01/2022             2,715,000         3,252,244
                     ------------------------------------------------------------------------------------------------
                     Corona, CA, Community Facilities District, Special Tax,
                       Series 90-1-A, 5.500%, 09/01/2015                              9,240,000         9,292,760
                     ------------------------------------------------------------------------------------------------
                     Corona-Norco, CA, Unified School District Public Financing
                       Authority, Community Facilities District, Special Tax
                       Revenue, Series A, 5.750%, 09/01/2014                          2,750,000         2,802,745
                     ------------------------------------------------------------------------------------------------
                     Duarte, CA, Certificate of Participation, City of Hope
                       National Medical Center, Series A, 5.250%, 04/01/2024          3,750,000         2,943,863
                     ------------------------------------------------------------------------------------------------
                     East Bay California Municipal Utilities District, Wastewater
                       Treatment System, Revenue, 4.750%, 06/01/2021                  1,915,000         1,614,211
                     ------------------------------------------------------------------------------------------------
                     El Dorado County, CA, Public Agency Financing Authority,
                       Revenue, 5.600%, 02/15/2012                                    6,000,000         6,133,080
                     ------------------------------------------------------------------------------------------------
                     Emeryville, CA, Public Financing Authority, Redevelopment
                       Project, Revenue, Series A, 6.500%, 05/01/2021                 6,315,000         6,380,802
                     ------------------------------------------------------------------------------------------------
                     (b)Emeryville, CA, Public Financing Authority, Redevelopment
                       Project, Revenue, Series A, Prerefunded 05/01/2002,
                       6.500%, 05/01/2021                                             3,940,000         4,178,646
                     ------------------------------------------------------------------------------------------------
                     Escondido, CA, Unified High School District, General
                       Obligation, zero coupon, 05/01/2015                            3,165,000         1,322,495
                     ------------------------------------------------------------------------------------------------
                     Escondido, CA, Unified High School District, General
                       Obligations, zero coupon, 05/01/2016                           3,335,000         1,303,285
                     ------------------------------------------------------------------------------------------------
                     Fontana, CA, Public Financing Authority, Tax Allocation
                       Revenue, 7.050%, 09/01/2021                                    3,900,000         3,947,502
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  13

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Foothill-DeAnza, CA, Community College District, De-Anza
                       Campus Center Project, Certificates of Participation,
                       7.350%, 03/01/2007                                           $ 1,540,000      $  1,647,430
                     ------------------------------------------------------------------------------------------------
                     Foothill-DeAnza, CA, Community College District, De-Anza
                       Campus Center Project, Certificates of Participation,
                       7.875%, 06/01/2021                                             4,055,000         4,313,465
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/01/2018                                       10,000,000         3,486,400
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/01/2018                                        6,250,000         2,092,563
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/15/2025                                       10,000,000         1,976,100
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/15/2026                                        3,750,000         1,896,075
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/15/2017                                        4,500,000         1,614,915
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       zero coupon, 01/01/2020                                        5,000,000         1,534,100
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       5.000%, 01/01/2035                                            10,000,000         8,592,800
                     ------------------------------------------------------------------------------------------------
                     Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       5.750%, 01/15/2040                                             6,250,000         5,695,250
                     ------------------------------------------------------------------------------------------------
                     (b)Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       Series A Prerefunded 01/01/2010, 6.000%, 01/01/2016           11,000,000        11,718,080
                     ------------------------------------------------------------------------------------------------
                     (b)Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       Series A Prerefunded 01/01/2007, 6.500%, 01/01/2032           10,000,000        10,965,100
                     ------------------------------------------------------------------------------------------------
                     (b)Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
                       Series A, Prerefunded 01/01/2007, 6.000%, 01/01/2034           3,350,000         3,576,728
                     ------------------------------------------------------------------------------------------------
                     Foster City, CA, Public Financing Authority, Community
                       Development Project, Series A, 5.600%, 09/01/2012              1,225,000         1,222,048
                     ------------------------------------------------------------------------------------------------
                     Foster City, CA, Public Financing Authority, Community
                       Development Project, Series A, 5.800%, 09/01/2016              1,000,000           986,950
                     ------------------------------------------------------------------------------------------------
                     Fresno, CA, Health Facilities Authority, Holy Cross Health
                       System, Revenue, 6.500%, 06/01/2011                            1,500,000         1,591,935
                     ------------------------------------------------------------------------------------------------
                     Fresno, CA, Health Facilities Authority, Holy Cross Health
                       System, Revenue, 6.625%, 06/01/2021                            2,000,000         2,129,220
                     ------------------------------------------------------------------------------------------------
                     Fresno, CA, Unified School District, General Obligation,
                       Series A, 6.400%, 08/01/2016                                   2,000,000         2,184,080
                     ------------------------------------------------------------------------------------------------
                     Hawthorne, CA, Community Redevelopment Agency, Redevelopment
                       Project Area 2, Tax Allocation, 6.625%, 09/01/2014             2,000,000         2,044,720
                     ------------------------------------------------------------------------------------------------
                     Hollister CA, Joint Powers Financing Authority, Sewer System
                       Improvement Project, Revenue, 5.750%, 12/01/2011               3,815,000         3,695,934
                     ------------------------------------------------------------------------------------------------
                     Inglewood, CA, Civic Center Improvement Project,
                       Certificates of Participation, 7.000%, 08/01/2011              2,500,000         2,638,825
                     ------------------------------------------------------------------------------------------------
                     Inglewood, CA, Civic Center Improvement Project,
                       Certificates of Participation, 7.000%, 08/01/2019              5,200,000         5,488,756
                     ------------------------------------------------------------------------------------------------
                     Inglewood, CA, Civic Center Improvement Project,
                       Certificates of Participation, 6.500%, 08/01/2021              1,825,000         1,913,895
                     ------------------------------------------------------------------------------------------------
                     Inglewood, CA, Public Financing Authority, Revenue, Series
                       B, 7.000%, 05/01/2022                                          8,140,000         8,584,688
                     ------------------------------------------------------------------------------------------------

 14 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Inglewood, CA, Public Financing Authority, Revenue, Series
                       C, 7.000%, 05/01/2022                                        $   905,000      $    956,549
                     ------------------------------------------------------------------------------------------------
                     Irvine, CA, Improvement Bond Act 1915, Special Assessment,
                       6.000%, 09/02/2022                                               750,000           682,545
                     ------------------------------------------------------------------------------------------------
                     Kern, CA, High School District, General Obligation, Series
                       A, 6.400%, 08/01/2012                                          3,095,000         3,425,886
                     ------------------------------------------------------------------------------------------------
                     Kings River, CA, Conservation District, Pine Flat Power,
                       Revenue, Series E, 5.125%, 01/01/2017                          1,000,000           924,440
                     ------------------------------------------------------------------------------------------------
                     Kings River, CA, Conservation District, Pine Flat Power,
                       Revenue, Series E, 5.125%, 01/01/2018                          2,185,000         2,002,924
                     ------------------------------------------------------------------------------------------------
                     Laguna Salada, CA, Unified School District, General
                       Obligation, Series B, zero coupon, 08/01/2019                  2,765,000           864,781
                     ------------------------------------------------------------------------------------------------
                     Laguna Salada, CA, Unified School District, General
                       Obligation, Series B, zero coupon, 08/01/2020                  2,000,000           588,000
                     ------------------------------------------------------------------------------------------------
                     Las Virgenes, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 11/01/2013                  2,150,000         1,003,039
                     ------------------------------------------------------------------------------------------------
                     Las Virgenes, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 11/01/2014                  1,050,000           456,078
                     ------------------------------------------------------------------------------------------------
                     Las Virgenes, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 11/01/2015                  1,550,000           629,315
                     ------------------------------------------------------------------------------------------------
                     Las Virgenes, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 11/01/2015                  1,275,000           516,082
                     ------------------------------------------------------------------------------------------------
                     Lemon Grove, CA, Community Development Agency, Lemon Grove
                       Redevelopment Project, Tax Allocation, 6.650%, 08/01/2006        250,000           267,023
                     ------------------------------------------------------------------------------------------------
                     Lemon Grove, CA, Community Development Agency, Lemon Grove
                       Redevelopment Project, Tax Allocation, 6.900%, 08/01/2020      2,250,000         2,415,983
                     ------------------------------------------------------------------------------------------------
                     (c)Long Beach, CA, Harbor Revenue, 7.051%, 05/15/2016            4,215,000         4,520,166
                     ------------------------------------------------------------------------------------------------
                     (c)Long Beach, CA, Harbor Revenue, 7.050%, 05/15/2019            1,300,000         1,342,874
                     ------------------------------------------------------------------------------------------------
                     Long Beach, CA, Revenue, Series A, 6.000%, 05/15/2019            8,000,000         8,141,200
                     ------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A, 4.750%, 07/01/2017     4,610,000         3,955,979
                     ------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A, 4.750%, 07/01/2018     4,830,000         4,099,221
                     ------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A, 4.750%, 07/01/2019     5,060,000         4,262,190
                     ------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A, 4.750%, 07/01/2020     5,300,000         4,464,031
                     ------------------------------------------------------------------------------------------------
                     Los Angeles County, CA, Metropolitan Transportation
                       Authority, Sales Tax Revenue, Series A, 5.000%, 07/01/2023     3,500,000         3,057,215
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, CA, Harbor Department Revenue, Series B,
                       6.250%, 08/01/2026                                             2,320,000         2,357,004
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, CA, Community Redevelopment Agency, Hollywood
                       Redevelopment Project, Tax Allocation, Series C, 5.500%,
                       07/01/2017                                                     1,260,000         1,238,491
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, CA, Convention and Exhibition Center Authority,
                       Certificates of Participation, 9.000%, 12/01/2020              1,000,000         1,213,120
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, CA, Department of Airports, Ontario
                       International Airport, Revenue, Series A, 5.900%,
                       05/15/2012                                                     3,290,000         3,376,395
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  15

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Los Angeles, California, State Building Authority Lease
                       Revenue, Series A, 5.400%, 10/01/2015                        $ 2,530,000      $  2,458,502
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, California, State Building Authority Lease
                       Revenue, Series A, 5.500%, 10/01/2016                          3,890,000         3,792,789
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, California, State Building Authority Lease
                       Revenue, Series A, 5.500%, 10/01/2018                          2,000,000         1,915,740
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, California, State Building Authority Lease
                       Revenue, Series A, 5.500%, 10/01/2019                          2,365,000         2,281,113
                     ------------------------------------------------------------------------------------------------
                     (c)Los Angeles, California, Unified School District, Inverse
                       Floater, Rites-PA 589A, 10.40%, 07/01/2012                     3,170,000         3,612,215
                     ------------------------------------------------------------------------------------------------
                     (c)Los Angeles, California, Unified School District, Inverse
                       Floater, Rites-PA 589B, 10.40%, 07/01/2013                     1,485,000         1,680,307
                     ------------------------------------------------------------------------------------------------
                     (c)Los Angeles, California, Unified School District, Inverse
                       Floater, Rites-PA 589C, 10.40%, 07/01/2014                     2,910,000         3,263,914
                     ------------------------------------------------------------------------------------------------
                     (c)Los Angeles, California, Unified School District, Inverse
                       Floater, Rites-PA 589D, 10.40%, 07/01/2015                     3,560,000         3,936,363
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, California, Unified School District, General
                       Obligation, Series A, 5.000%, 07/01/2021                      14,000,000        12,349,400
                     ------------------------------------------------------------------------------------------------
                     Los Angeles, California, Unified School District, General
                       Obligation, Series B, 5.000%, 07/01/2023                       5,755,000         5,026,935
                     ------------------------------------------------------------------------------------------------
                     Los Banos, CA, Certificates of Participation, 6.000%,
                       12/01/2019                                                     2,100,000         1,956,297
                     ------------------------------------------------------------------------------------------------
                     Lucia Mar, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2016                              1,000,000           385,160
                     ------------------------------------------------------------------------------------------------
                     Martinez, CA, Home Mortgage Revenue, 10.375%, 02/01/2002            25,000            26,668
                     ------------------------------------------------------------------------------------------------
                     Merced, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2014                              2,045,000           900,966
                     ------------------------------------------------------------------------------------------------
                     Metropolitan Water District, Southern California Waterworks,
                       Revenue, Series A, 5.000%, 07/01/2016                          7,000,000         6,472,480
                     ------------------------------------------------------------------------------------------------
                     Metropolitan Water District, Southern California Waterworks,
                       Revenue, Series A, 5.750%, 07/01/2021                          2,000,000         2,001,040
                     ------------------------------------------------------------------------------------------------
                     Mill Valley, CA, The Redwoods, Certificates of
                       Participation, 5.750%, 12/01/2020                              3,230,000         3,110,425
                     ------------------------------------------------------------------------------------------------
                     Modesto, CA, Irrigation District Financing Authority,
                       Revenue, Series A, 6.000%, 10/01/2015                          7,000,000         7,246,400
                     ------------------------------------------------------------------------------------------------
                     Montebello, CA, Unified School District, General Obligation,
                       zero coupon, 08/01/2012                                        1,890,000           956,888
                     ------------------------------------------------------------------------------------------------
                     Montebello, CA, Unified School District, General Obligation,
                       zero coupon, 08/01/2013                                        1,945,000           920,141
                     ------------------------------------------------------------------------------------------------
                     Moreno Valley, CA, Towngate Community Facilities District,
                       Special Tax, 6.500%, 12/01/2009                                3,670,000         3,742,226
                     ------------------------------------------------------------------------------------------------
                     Moreno Valley, CA, Towngate Community Facilities District,
                       Special Tax, 7.125%, 10/01/2023                                2,810,000         2,869,825
                     ------------------------------------------------------------------------------------------------
                     Murrieta Valley, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 09/01/2013                  4,320,000         2,034,245
                     ------------------------------------------------------------------------------------------------
                     Murrieta Valley, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 09/01/2016                  2,500,000           958,250
                     ------------------------------------------------------------------------------------------------
                     (b)Northern California Power Agency, Public Power Revenue,
                       Prerefunded 01/01/2016, 7.000%, 07/01/2016                       210,000           240,708
                     ------------------------------------------------------------------------------------------------
                     Northern California Power Agency, Hydroelectric Project
                       Number One, Revenue, Series A, 5.000%, 07/01/2018              3,945,000         3,564,426
                     ------------------------------------------------------------------------------------------------

 16 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Oakland, CA, Housing Finance Revenue, 7.100%, 01/01/2010       $ 1,240,000      $  1,265,606
                     ------------------------------------------------------------------------------------------------
                     Orange County, CA, Recovery Certificates of Participation,
                       6.000%, 07/01/2026                                            13,000,000        13,045,240
                     ------------------------------------------------------------------------------------------------
                     Palmdale, CA, School District, School Building Project,
                       Certificates of Participation, zero coupon, 10/01/2019         1,420,000           438,042
                     ------------------------------------------------------------------------------------------------
                     Pleasanton, CA, Joint Power Financing Series A, 6.150%,
                       09/02/2012                                                     8,775,000         8,895,305
                     ------------------------------------------------------------------------------------------------
                     Redondo Beach, CA, Public Financing Authority, South Bay
                       Center Redevelopment Project, Revenue, 7.000%, 07/01/2016      1,000,000         1,033,300
                     ------------------------------------------------------------------------------------------------
                     Redondo Beach, CA, Public Financing Authority, South Bay
                       Center Redevelopment Project, Revenue, 7.125%, 07/01/2026      2,000,000         2,068,600
                     ------------------------------------------------------------------------------------------------
                     Reedley, CA, Sierra View Homes, Certificates of
                       Participation, 5.850%, 03/01/2021                              2,325,000         2,255,343
                     ------------------------------------------------------------------------------------------------
                     (b)Reedley, CA, Sierra View Homes, Certificates of
                       Participation, Prerefunded 03/01/2001, 7.600%, 03/01/2021      3,820,000         3,993,084
                     ------------------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax, 5.500%, 12/01/2010                             1,090,000         1,021,286
                     ------------------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax, 6.000%, 09/01/2011                               850,000           831,045
                     ------------------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax, 6.125%, 09/01/2014                               605,000           583,069
                     ------------------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax, 5.700%, 12/01/2020                             2,000,000         1,697,500
                     ------------------------------------------------------------------------------------------------
                     Sacramento County, CA, Community Facilities District Number
                       1, Special Tax, 6.300%, 09/01/2021                             1,500,000         1,415,715
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, City Financing Authority, Revenue Bond,
                       Convention Center Hotel, Series A, 6.250%, 01/01/2030         10,000,000         9,016,800
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Financing Authority Lease Revenue, Series
                       1993B, 5.000%, 11/01/2014                                     10,000,000         9,361,500
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, City Financing Authority Lease Revenue
                       Refunding, 5.400%, 11/01/2020                                  5,000,000         4,744,900
                     ------------------------------------------------------------------------------------------------
                     (b)Sacramento, CA, Cogeneration Authority, Procter and
                       Gamble Project, Revenue, Prerefunded 07/01/2005, 6.375%,
                       07/01/2010                                                     2,700,000         2,939,220
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Cogeneration Authority, Procter and Gamble
                       Project, Revenue, 6.375%, 07/01/2010                           2,300,000         2,368,908
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Cogeneration Authority, Procter and Gamble
                       Project, Revenue, 6.500%, 07/01/2021                           7,750,000         8,481,833
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Municipal Utility District, Electric
                       Revenue, Series A, 6.200%, 08/15/2006                          1,000,000         1,054,520
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Municipal Utility District, Electric
                       Revenue, Series G, 6.500%, 09/01/2013                          1,270,000         1,426,794
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Municipal Utility District, Electric
                       Revenue, Series K, 5.700%, 07/01/2017                          3,105,000         3,136,485
                     ------------------------------------------------------------------------------------------------
                     Sacramento, CA, Power Authority, Cogeneration Project,
                       Revenue, 6.000%, 07/01/2022                                    5,000,000         4,605,050
                     ------------------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Public Financing
                       Authority, Special Tax Revenue, Series 1997A, 6.000%,
                       09/01/2014                                                     1,195,000         1,269,568
                     ------------------------------------------------------------------------------------------------
                     Salinas, CA, Capital Improvement Projects, Certificates of
                       Participation, Series A, 5.625%, 10/01/2017                    2,000,000         1,903,440
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  17

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     San Bernardino County, CA, West Valley Detention Center,
                       Certificates of Participation, 6.500%, 11/01/2012            $ 8,000,000      $  8,428,960
                     ------------------------------------------------------------------------------------------------
                     (b)San Bernardino, CA, School Health Care System, Sisters of
                       Charity, Revenue, Series A, Prerefunded 07/01/2001,
                       7.000%, 07/01/2011                                             5,000,000         5,274,300
                     ------------------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation,
                       zero coupon, 08/01/2014                                        1,010,000           446,228
                     ------------------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation,
                       zero coupon, 08/01/2015                                        1,080,000           444,841
                     ------------------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation,
                       zero coupon, 08/01/2016                                        1,000,000           385,160
                     ------------------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation,
                       zero coupon, 08/01/2017                                        1,000,000           357,930
                     ------------------------------------------------------------------------------------------------
                     San Bruno Park, CA, School District, General Obligation,
                       zero coupon, 08/01/2019                                        1,100,000           344,036
                     ------------------------------------------------------------------------------------------------
                     San Diego County, CA, Central Jail, Certificates of
                       Participation, 5.000%, 10/01/2017                              4,000,000         3,643,720
                     ------------------------------------------------------------------------------------------------
                     San Diego, CA, Detention Facility, Certificates of
                       Participation, Revenue, 8.000%, 06/01/2002                     3,425,000         3,529,120
                     ------------------------------------------------------------------------------------------------
                     San Diego, CA, Public Facilities Financing Authority, Sewer
                       Revenue, Series A, 5.000%, 05/15/2018                          3,000,000         2,724,180
                     ------------------------------------------------------------------------------------------------
                     San Diego, CA, Public Facilities Financing Authority, Sewer
                       Revenue, Series B, 5.000%, 05/15/2018                          2,000,000         1,816,120
                     ------------------------------------------------------------------------------------------------
                     San Diego, CA, Redevelopment Agency, Horton Project, Tax
                       Allocation, Series B, 6.625%, 11/01/2017                       2,000,000         2,071,040
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, Bay Area Rapid Transit District Sales Tax
                       Revenue, 5.250%, 07/01/2018                                    3,120,000         2,935,951
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, Bay Area Rapid Transit District Sales Tax
                       Revenue, 5.250%, 07/01/2019                                    1,890,000         1,764,731
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Airport Communication,
                       International Airport Revenue, Series 12A, 5.700%,
                       05/01/2013                                                     5,470,000         5,490,239
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Airport Communication,
                       International Airport Revenue, Series 16A, 5.500%,
                       05/01/2014                                                     4,065,000         4,031,139
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Airport Communication,
                       International Airport Revenue, Series 12A, 5.700%,
                       05/01/2014                                                     6,795,000         6,778,013
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Educational Facilities,
                       Unified School District, General Obligation, Series B,
                       5.250%, 06/15/2017                                             4,165,000         3,931,802
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, City and County Redevelopment Agency,
                       George R. Moscone Convention Center, Lease Revenue,
                       6.750%, 07/01/2015                                             2,200,000         2,372,634
                     ------------------------------------------------------------------------------------------------
                     San Francisco, CA, State Building Authority, San Francisco
                       Civic Center Complex, Lease Revenue, Series A, 5.250%,
                       12/01/2016                                                     6,775,000         6,493,905
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2011                5,450,000         3,031,672
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2016                3,485,000         1,383,266
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2015               10,000,000         4,243,700
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2017                3,965,000         1,463,085
                     ------------------------------------------------------------------------------------------------

 18 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2018              $ 2,640,000      $    910,351
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Series A, zero coupon, 01/15/2019                3,185,000         1,027,226
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Capital Appreciation, Series 1997 A, zero
                       coupon, 01/15/2012                                            22,920,000        11,941,778
                     ------------------------------------------------------------------------------------------------
                     San Joaquin Hills, CA, Transportation Corridor Agency, Toll
                       Road Revenue, Senior Lien, zero coupon, 01/01/2014             1,180,000           541,750
                     ------------------------------------------------------------------------------------------------
                     San Jose, CA, Unified School District, General Obligation,
                       Series A, zero coupon, 08/01/2015                              2,570,000         1,058,557
                     ------------------------------------------------------------------------------------------------
                     San Jose, CA, Unified School District, General Obligation,
                       Series A, Zero Coupon, 08/01/2017                              1,350,000           483,206
                     ------------------------------------------------------------------------------------------------
                     San Juan, CA, M-S-R Public Power Agency, San Juan Project,
                       Revenue, Series D, 6.750%, 07/01/2020                          2,000,000         2,219,620
                     ------------------------------------------------------------------------------------------------
                     San Mateo County, CA, Transportation District, Sales Tax
                       Revenue, Series A, 5.250%, 06/01/2015                          4,000,000         3,891,240
                     ------------------------------------------------------------------------------------------------
                     San Ysidro, CA, School District, General Obligation, 6.125%,
                       08/01/2021                                                     1,400,000         1,445,500
                     ------------------------------------------------------------------------------------------------
                     Santa Cruz County, CA, Housing Authority, Multi-Family
                       Revenue, Series A, 7.750%, 07/01/2023                          2,000,000         2,050,400
                     ------------------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point, CA, Authority, Improvement
                       Districts, Revenue, Series B, 7.250%, 08/01/2012               3,675,000         4,357,889
                     ------------------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point, CA, Authority, Improvement
                       Districts, Revenue, Series B, 7.250%, 08/01/2013               3,400,000         4,045,354
                     ------------------------------------------------------------------------------------------------
                     Snowline, CA, Joint Unified School District, Certificates of
                       Participation, 6.300%, 07/01/2011                              2,500,000         2,675,750
                     ------------------------------------------------------------------------------------------------
                     Snowline, CA, Joint Unified School District, Certificates of
                       Participation, 6.400%, 07/01/2018                              1,195,000         1,282,665
                     ------------------------------------------------------------------------------------------------
                     South San Francisco, CA, Conference Center Financing,
                       Certificates of Participation, 5.000%, 04/01/2019              1,500,000         1,297,845
                     ------------------------------------------------------------------------------------------------
                     South San Francisco, CA, Capital Improvements Financing
                       Authority, South San Francisco Conference Center, Revenue,
                       6.125%, 09/01/2018                                             3,925,000         3,735,462
                     ------------------------------------------------------------------------------------------------
                     South Tahoe, CA, Joint Powers Financing Authority, Series A,
                       7.300%, 10/01/2007                                            10,000,000         9,895,100
                     ------------------------------------------------------------------------------------------------
                     Southern California Home Finance Authority, Single Family
                       Mortgage Revenue, Series A, 6.750%, 09/01/2022                   600,000           609,216
                     ------------------------------------------------------------------------------------------------
                     Southern California Home Finance Authority, Single Family
                       Mortgage Revenue, Series A, 7.350%, 09/01/2024                   415,000           425,736
                     ------------------------------------------------------------------------------------------------
                     Stockton, CA, Community Facilities District, Brookside
                       Estates, Special Tax Revenue, 5.950%, 08/01/2010               1,000,000           987,060
                     ------------------------------------------------------------------------------------------------
                     Stockton, CA, Community Facilities District, Brookside
                       Estates, Special Tax Revenue, 6.200%, 08/01/2015               2,000,000         1,942,540
                     ------------------------------------------------------------------------------------------------
                     Sunnyvale, CA, Financing Authority, Wastewater, Refuse and
                       Sludge, Utilities Revenue, 6.300%, 10/01/2017                  4,000,000         4,078,400
                     ------------------------------------------------------------------------------------------------
                     Tahoe Truckee, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 08/01/2022                  3,600,000           926,676
                     ------------------------------------------------------------------------------------------------
                     Tahoe Truckee, CA, Unified School District, General
                       Obligation, Series A, 5.750%, 08/01/2020                       5,000,000         4,973,000
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  19

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Temple City, CA, Unified School District, General
                       Obligation, Series A, zero coupon, 08/01/2015                $ 1,250,000      $    514,863
                     ------------------------------------------------------------------------------------------------
                     Torrance, CA, Torrance Memorial Hospital Medical Center,
                       Revenue, 6.750%, 01/01/2012                                    5,000,000         5,007,600
                     ------------------------------------------------------------------------------------------------
                     Washington Township, CA, Health Care, Revenue Bond, 5.125%,
                       07/01/2023                                                     1,500,000         1,235,970
                     ------------------------------------------------------------------------------------------------
                     Westminster, CA, Redevelopment Agency, Tax Allocation
                       Revenue, Community Development, Project #1, Series A,
                       7.300%, 08/01/2021                                             2,500,000         2,653,000
                     ------------------------------------------------------------------------------------------------
                     Yosemite, CA, Community College District, Certificate of
                       Participation, 7.750%, 07/01/2011                              1,470,000         1,542,192
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, General Obligation, 6.500%,
                       07/01/2015                                                     4,000,000         4,417,040
                     ------------------------------------------------------------------------------------------------
                     (c)Puerto Rico Commonwealth, Inverse Floater, 10.40%,
                       07/01/2014                                                     3,500,000         3,875,480
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Municipal Financial Agency, General Obligation,
                       Series A, 5.875%, 08/01/2014                                   5,000,000         5,163,650
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Municipal Finance Agency, Series A, 6.000%,
                       08/01/2015                                                     2,000,000         2,081,300
                     ------------------------------------------------------------------------------------------------
                     (c)Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue, 10.400%, 07/01/2018                         3,000,000         3,240,840
                     ------------------------------------------------------------------------------------------------
                     (c)Puerto Rico Commonwealth Highway and Transportation
                       Authority, Highway Revenue, Inverse Floater, 8.65%,
                       08/11/2010                                                     3,610,000         4,503,042
                     ------------------------------------------------------------------------------------------------
                     (c)Puerto Rico Commonwealth Highway and Transportation
                       Authority, Highway Revenue, Inverse Floater, 8.65%,
                       03/09/2012                                                     2,825,000         3,262,762
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth Highway and Transportation
                       Authority, Transportation Revenue, Series A,
                       5.500%, 07/01/2014                                             5,000,000         5,026,750
                     ------------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Authority, Revenue, Series A,
                       6.500%, 10/01/2024                                             5,000,000         4,960,200
                     ------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO -- 100%
                     (Cost $767,239,056) (a)                                                         $770,000,010
                     ------------------------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal income tax purpose was $767,239,056. At February 29, 2000, net unrealized appreciation for all securities based on tax cost was $2,760,954. This consists of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,996,452 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,235,498.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of February 29, 2000.

 20 The accompanying notes are an integral part of the financial statements.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND

          PORTFOLIO COMPOSITION        ON 2/29/00              ON 8/31/99
    REVENUE BONDS                          75%                     79%
 ................................................................................
    GENERAL OBLIGATION BONDS               16                       8
 ................................................................................
    U.S. GOVERNMENT SECURED                 8                      13
 ................................................................................
    CASH AND EQUIVALENTS                    1                      --
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

                 QUALITY               ON 2/29/00              ON 8/31/99
    AAA                                    68%                     69%
 ................................................................................
    AA                                     13                      11
 ................................................................................
    A                                       8                       8
 ................................................................................
    BBB                                     3                       2
 ................................................................................
    NOT RATED                               8                      10
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

            YEARS TO MATURITY          ON 2/29/00              ON 8/31/99
    1-10 YEARS                             34%                     41%
 ................................................................................
    11-20 YEARS                            50                      52
 ................................................................................
    21+ YEARS                              16                       7
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

                                       ON 2/29/00              ON 8/31/99
    AVERAGE MATURITY                   14.5 years              13.3 years
 ................................................................................
    AVERAGE DURATION                   8.6 years               8.2 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                                        PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND
Portfolio of Investments at February 29, 2000 (unaudited)

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
SHORT-TERM MUNICIPAL INVESTMENTS--1.0%
------------------------------------------------------------------------------------------------------------------------
                     (c)Louisiana State Offshore Terminal Port Authority Revenue
                       Series 1992, Daily Demand Note, 3.750%, 09/01/2008
                       (Cost $800,000)                                                  $  800,000      $   800,000
                     ------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL INVESTMENTS--99.0%
------------------------------------------------------------------------------------------------------------------------
                     Broward County, FL, Airport Systems Revenue, Series E,
                       5.250%, 10/01/2012                                                1,000,000          967,320
                     ---------------------------------------------------------------------------------------------------
                     Broward County, FL, Resource Recovery Waste Energy Company,
                       Revenue, 7.950%, 12/01/2008                                         730,000          753,637
                     ---------------------------------------------------------------------------------------------------
                     Broward County, FL, Resource Recovery Waste Energy Company,
                       Revenue, 7.950%, 12/01/2008                                         775,000          800,095
                     ---------------------------------------------------------------------------------------------------
                     (b)Charlotte County, FL, Utility Revenue, Prerefunded
                       10/01/2003, 6.750%, 10/01/2013                                      250,000          269,970
                     ---------------------------------------------------------------------------------------------------
                     Dade City, FL, Certificate of Participation, Governmental
                       Leasing Corp., Series C, 9.000%, 04/01/2020                       1,025,000        1,059,778
                     ---------------------------------------------------------------------------------------------------
                     Dade County, FL, Aviation Revenue, Miami International
                       Airport, Series B, 5.125%, 10/01/2014                             1,000,000          931,780
                     ---------------------------------------------------------------------------------------------------
                     Dade County, FL, Water and Sewer Revenue, 6.250%, 10/01/2011          500,000          539,585
                     ---------------------------------------------------------------------------------------------------
                     Dade County, FL, Aviation Revenue, Series B, 6.550%,
                       10/01/2013                                                        2,000,000        2,104,740
                     ---------------------------------------------------------------------------------------------------
                     Dade County, FL, Public Service Revenue, 5.000%, 10/01/2023         1,225,000        1,065,138
                     ---------------------------------------------------------------------------------------------------
                     Dade County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, Series B, 7.250%,                                295,000          301,838
                     ---------------------------------------------------------------------------------------------------
                     District of Columbia General Obligation, Series A, 5.250%,
                       06/01/2027                                                          750,000          653,318
                     ---------------------------------------------------------------------------------------------------
                     (b)Dunedin, FL, Hospital Revenue, Mease Health Care,
                       Prerefunded 11/15/2001, 6.750%, 11/15/2011                          750,000          790,943
                     ---------------------------------------------------------------------------------------------------
                     Duval County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, 7.250%, 07/01/2019                               245,000          251,216
                     ---------------------------------------------------------------------------------------------------
                     Escambia County, FL, Single Family Mortgage Revenue, Housing
                       Finance Authority, Series A, 6.900%, 04/01/2020                     625,000          636,038
                     ---------------------------------------------------------------------------------------------------
                     (b)Florida Department of Natural Resources, General Services
                       Revenue, Preservation 2000, Series A, Prerefunded
                       07/01/2001, 6.750%, 07/01/2013                                    1,000,000        1,048,690
                     ---------------------------------------------------------------------------------------------------
                     Florida Housing Finance Agency Revenue, 5.200%, 01/01/2031          2,000,000        1,972,320
                     ---------------------------------------------------------------------------------------------------
                     Florida Housing Finance Agency GNMA Collateral Home
                       Ownership Revenue, 7.900%, 03/01/2022                               600,000          617,088
                     ---------------------------------------------------------------------------------------------------
                     Florida State Board of Education, Lottery Revenue, 5.500%,
                       07/01/2018                                                        1,000,000          970,160
                     ---------------------------------------------------------------------------------------------------
                     Fort Pierce, FL, Utilities, Revenue, zero coupon, 10/01/2018        2,000,000          658,680
                     ---------------------------------------------------------------------------------------------------
                     Gainesville, FL, Utility System Revenue Series B, 6.500%,
                       10/01/2010                                                        1,370,000        1,511,781
                     ---------------------------------------------------------------------------------------------------
                     Greater Orlando Aviation Authority, FL, Airport Facilities
                       Revenue, 5.125%, 10/01/2017                                       1,000,000          902,150
                     ---------------------------------------------------------------------------------------------------
                     Greater Orlando Aviation Authority, FL, Airport Facilities
                       Revenue, 5.750%, 10/01/2011                                       1,690,000        1,717,784
                     ---------------------------------------------------------------------------------------------------
                     Hillsborough County, FL, Industrial Development Authority
                       Revenue, University Community Hospital Project, 5.625%,
                       08/15/2023                                                        2,770,000        2,190,294
                     ---------------------------------------------------------------------------------------------------

 22 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
                     Hillsborough County, FL, Utility Revenue, Series A, 7.000%,
                       08/01/2014                                                       $1,325,000      $ 1,361,862
                     ---------------------------------------------------------------------------------------------------
                     Hillsborough County, FL, Single Family Mortgage Revenue,
                       Housing Finance Authority, Series A, 7.300%, 04/01/2022             245,000          250,111
                     ---------------------------------------------------------------------------------------------------
                     Hillsborough County, FL, Industrial Development Revenue,
                       University Community Hospital, 6.500%, 08/15/2019                 1,000,000        1,082,820
                     ---------------------------------------------------------------------------------------------------
                     Jacksonville, FL, Electric Authority Revenue, Series 7, zero
                       coupon, 10/01/2011                                                1,140,000          600,062
                     ---------------------------------------------------------------------------------------------------
                     (b)Jacksonville, FL, Water and Sewer Revenue, Prerefunded
                       9/30/2008, 5.000%, 10/01/2020                                     1,000,000          975,760
                     ---------------------------------------------------------------------------------------------------
                     Key West, FL, Utility Board Electricity Revenue, zero
                       coupon, 10/01/2014                                                4,975,000        2,149,747
                     ---------------------------------------------------------------------------------------------------
                     Lakeland, FL, Electricity and Water Revenue, Series A, zero
                       coupon, 10/01/2010                                                1,755,000          986,486
                     ---------------------------------------------------------------------------------------------------
                     Marion County, FL, Hospital District Revenue, 5.625%,
                       10/01/2019                                                        1,000,000          887,090
                     ---------------------------------------------------------------------------------------------------
                     Miami Dade County, FL, Revenue, Series A, Zero Coupon,
                       10/01/2014                                                        2,000,000          850,840
                     ---------------------------------------------------------------------------------------------------
                     Nassau County, Amelia Island Care Center Project, Revenue,
                       9.750%, 01/01/2023                                                  975,000        1,057,631
                     ---------------------------------------------------------------------------------------------------
                     North Miami, FL, Education Facilities Revenue, Johnson &
                       Wales University Project, Series A, 6.100%, 04/01/2013            1,285,000        1,263,695
                     ---------------------------------------------------------------------------------------------------
                     North Miami, FL, Education Facilities Revenue, Johnson &
                       Wales University Project, Series A, 6.125%, 04/01/2020            1,500,000        1,455,270
                     ---------------------------------------------------------------------------------------------------
                     Orange County, FL, Health Facilities Revenue, 6.250%,
                       10/01/2016                                                        2,120,000        2,261,574
                     ---------------------------------------------------------------------------------------------------
                     Orange County, FL, Health Facilities Revenue, 6.250%,
                       10/01/2018                                                          880,000          936,804
                     ---------------------------------------------------------------------------------------------------
                     Orange County, FL, Health Facilities Authority Revenue,
                       Orlando Regional Healthcare, Series A, 6.250%, 10/01/2018           500,000          528,585
                     ---------------------------------------------------------------------------------------------------
                     Orlando, FL, Capital Improvements, Revenue, Series A,
                       4.750%, 10/01/2022                                                1,600,000        1,327,552
                     ---------------------------------------------------------------------------------------------------
                     Orlando, FL, Utilities Commission Water and Electricity,
                       Revenue, 6.750%, 10/01/2017                                       3,000,000        3,349,980
                     ---------------------------------------------------------------------------------------------------
                     Orlando, FL, Expressway Authority Revenue, 6.500%,
                       07/01/2012                                                        1,000,000        1,106,150
                     ---------------------------------------------------------------------------------------------------
                     Orlando, FL, Special Assessment Revenue, Conroy Road
                       Interchange, Series A, 5.800%, 05/01/2026                         1,280,000        1,098,714
                     ---------------------------------------------------------------------------------------------------
                     Palm Beach County, FL, Solid Waste Authority Revenue, Series
                       A, zero coupon, 10/01/2013                                        2,865,000        1,323,458
                     ---------------------------------------------------------------------------------------------------
                     Palm Beach County, FL, General Obligation, 5.500%,
                       12/01/2014                                                        1,000,000        1,005,440
                     ---------------------------------------------------------------------------------------------------
                     Palm Beach County, FL, Criminal Justice Facilities Revenue,
                       7.200%, 06/01/2015                                                  110,000          128,142
                     ---------------------------------------------------------------------------------------------------
                     Pensacola, FL, Health Facilities Revenue, Daughters of
                       Charity National Healthcare, 5.250%, 01/01/2011                   2,200,000        2,210,560
                     ---------------------------------------------------------------------------------------------------
                     Pinellas County, FL, Pollution Control Revenue, Florida
                       Power Corporation, 7.200%, 12/01/2014                             2,000,000        2,094,760
                     ---------------------------------------------------------------------------------------------------
                     Port St. Lucie, FL, Special Assessment Revenue, Utility
                       Service Area No. 3 & 4, Series A, 5.000%, 10/01/2013              1,000,000          945,670
                     ---------------------------------------------------------------------------------------------------
                     St Johns County, FL, Water and Sewer Revenue, Series A, zero
                       coupon, 06/01/2016                                                  440,000          169,237
                     ---------------------------------------------------------------------------------------------------
                     (b) St Petersburg, FL, Health Facilities Authority Revenue,
                       Allegheny Health Systems, Prerefunded 12/01/2003, 6.750%,
                       12/01/2021                                                        1,000,000        1,064,250
                     ---------------------------------------------------------------------------------------------------
                     (b) St Petersburg, FL, Health Facilities Authority Revenue,
                       Allegheny Health Systems, Series A, Prerefunded
                       12/01/2001, 7.000%, 12/01/2015                                      500,000          528,460
                     ---------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  23

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
                     State of Florida Board of Education Lottery Revenue, Series
                       C, 5.125%, 07/01/2015                                            $2,000,000      $ 1,874,540
                     ---------------------------------------------------------------------------------------------------
                     State of Florida Board of Education Capital Outlay, General
                       Obligation, Series A, 7.250%, 06/01/2023                            390,000          400,838
                     ---------------------------------------------------------------------------------------------------
                     (d)Sunrise, FL, Utility System Revenue, Inverse Floating
                       Rate Bond, 8.425%, 10/01/2018                                     1,250,000        1,183,225
                     ---------------------------------------------------------------------------------------------------
                     Tampa Bay, FL, Sports Authority Revenue, Tampa Bay Arena,
                       5.750%, 10/01/2020                                                2,075,000        2,071,161
                     ---------------------------------------------------------------------------------------------------
                     Tampa Bay, FL, Utility Tax Revenue, zero coupon, 10/01/2014         3,165,000        1,367,628
                     ---------------------------------------------------------------------------------------------------
                     Tampa Bay, FL, Utility Tax Revenue, zero coupon, 10/01/2016           375,000          141,439
                     ---------------------------------------------------------------------------------------------------
                     Tampa Bay, FL Water Utilities, Revenue 5.625%, 10/01/2013           2,150,000        2,180,982
                     ---------------------------------------------------------------------------------------------------
                     (b)Volusia County, FL, Health Facilities Authority, Memorial
                       Health Systems Project, Revenue, Prerefunded 06/01/2000,
                       8.250%, 06/01/2020                                                1,940,000        1,996,978
                     ---------------------------------------------------------------------------------------------------
                     Village Center Community Development Center, Utility
                       Revenue, 6.000%, 11/01/2018                                       1,250,000        1,286,825
                     ---------------------------------------------------------------------------------------------------
                     Westchase, FL, Special Assessment Revenue, Community
                       Development District, 5.800%, 05/01/2012                          2,975,000        3,043,663
                     ---------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, General Obligation, 6.250%,
                       07/01/2013                                                        1,850,000        2,004,401
                     ---------------------------------------------------------------------------------------------------
                     (d)Puerto Rico Commonwealth, General Obligation, 10.400%,
                       07/02/2016                                                        1,000,000        1,096,780
                     ---------------------------------------------------------------------------------------------------
                     (d)Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue, 10.40%, 07/01/2008                               625,000          675,171
                     ---------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, General Obligation, zero coupon,
                       07/01/2017                                                        1,500,000          535,470
                     ---------------------------------------------------------------------------------------------------
                     (b)Virgin Islands Public Financial Authority Revenue, Series
                       A, Prerefunded 10/01/2002, 7.250%, 10/01/2018                     2,125,000        2,304,605
                     ---------------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Authority Revenue, Series A,
                       6.500%, 10/01/2024                                                  600,000          595,224
                     ------------------------------------------------------------------------------------------------
                     TOTAL LONG-TERM MUNICIPAL INVESTMENTS
                     (Cost $79,680,821)                                                                  78,473,983
                     ------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO -- 100%
                     (Cost: $80,480,821)(a)                                                             $79,273,983
                     ------------------------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal income tax purpose was $80,480,821. At February 29, 2000, net unrealized depreciation for all securities based on tax cost was $1,206,838. This consists of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,645,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,852,395.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Floating rate and monthly, weekly, or daily demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purpose of calculating average weighted maturity, at the longer of the period remaining until the next rate change or the extent of the demand period.

(d) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of February 29, 2000.

 24 The accompanying notes are an integral part of the financial statements.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND

            PORTFOLIO COMPOSITION           ON 2/29/00              ON 8/31/99
    REVENUE BONDS                               82%                     80%
 .....................................................................................
    GENERAL OBLIGATION BONDS                    15                      18
 .....................................................................................
    U.S. GOVERNMENT SECURED                      1                       2
 .....................................................................................
    CASH AND EQUIVALENTS                         2                      --
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

                   QUALITY                  ON 2/29/00              ON 8/31/99
    AAA                                         60%                     56%
 .....................................................................................
    AA                                          15                      11
 .....................................................................................
    A                                           23                      17
 .....................................................................................
    BBB                                         --                      10
 .....................................................................................
    BB                                           1                       1
 .....................................................................................
    B                                           --                      --
 .....................................................................................
    NOT RATED                                    1                       5
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

              YEARS TO MATURITY             ON 2/29/00              ON 8/31/99
    1-10 YEARS                                  38%                     42%
 .....................................................................................
    11-20 YEARS                                 56                      48
 .....................................................................................
    21+ YEARS                                    6                      10
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

                                            ON 2/29/00              ON 8/31/99
    AVERAGE MATURITY                        13.6 years              13.8 years
 .....................................................................................
    AVERAGE DURATION                        8.0 years               7.8 years
-------------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                                        PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND
Portfolio of Investments at February 29, 2000 (unaudited)

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
SHORT-TERM MUNICIPAL INVESTMENTS--1.8%
---------------------------------------------------------------------------------------------------------------------
                     (c)Long Island, NY, Power Authority New York Electricity,
                       Revenue, Series 6, Daily Demand Note, 3.750%, 05/01/2033     $ 3,000,000      $  3,000,000
                     ------------------------------------------------------------------------------------------------
                     (c)New York State Energy Research and Development Authority,
                       Pollution Control Revenue, Niagara Mohawk Power Company,
                       Daily Demand Note, 3.750%, 03/01/2027                          1,000,000         1,000,000
                     ------------------------------------------------------------------------------------------------
                     TOTAL SHORT TERM MUNICIPAL INVESTMENTS
                       (Cost $4,000,000)                                                                4,000,000
                     ------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL INVESTMENTS--98.2%
---------------------------------------------------------------------------------------------------------------------
                     (b)Battery Park City Authority, Housing Revenue, Prerefunded
                       06/01/2005, 8.625%, 06/01/2023                                    10,000            11,522
                     ------------------------------------------------------------------------------------------------
                     Long Island Power Authority, Electric System Revenue, Series
                       A, 5.500%, 12/01/2023                                          3,500,000         3,195,115
                     ------------------------------------------------------------------------------------------------
                     Monroe County, NY, General Obligation, 6.000%, 03/01/2018        1,130,000         1,168,499
                     ------------------------------------------------------------------------------------------------
                     Municipal Assistance Corporation for The City of New York,
                       5.250%, 07/01/2006                                             4,200,000         4,239,102
                     ------------------------------------------------------------------------------------------------
                     Nassau County, NY, Sewer Districts, Series A, 6.000%,
                       07/01/2012                                                       705,000           739,115
                     ------------------------------------------------------------------------------------------------
                     Nassau County, NY, Sewer Districts, Series A, 6.000%,
                       07/01/2013                                                       710,000           740,793
                     ------------------------------------------------------------------------------------------------
                     New York & New Jersey, Port Authority Special Obligation,
                       Revenue, Continental/Eastern Project, LaGuardia, 9.125%,
                       12/01/2015                                                     2,550,000         2,661,002
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, 7.750%, 03/15/2002           15,000            15,497
                     ------------------------------------------------------------------------------------------------
                     (b)New York City, NY, General Obligation, Prerefunded
                       03/15/2000 7.750%, 03/15/2002                                     50,000            50,829
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, Series L, 5.625%,
                       08/01/2007                                                     5,550,000         5,643,906
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, Series F, zero
                       coupon, 08/01/2008                                             6,755,000         4,307,191
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, Series H, 6.000%,
                       08/01/2014                                                     2,500,000         2,540,300
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, Series H, 6.000%,
                       08/01/2010                                                     3,725,000         3,902,534
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligations, Series C, 5.250%,
                       08/15/2013                                                     3,000,000         2,843,190
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, Certificate of Participation, City
                       Transportation Authority, Triborough Bridge, Series A,
                       5.625%, 01/01/2010                                             1,000,000         1,023,430
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, Housing Development Corporation, Series
                       A, 7.300%, 06/01/2010                                          8,800,000         9,200,136
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, Transitional Finance Authority, Revenue
                       Bond, Series A, 5.750%, 08/15/2011                             3,000,000         3,087,480
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, Transitional Finance Authority, Revenue,
                       Series A, 5.250%, 11/15/2013                                     500,000           481,740
                     ------------------------------------------------------------------------------------------------

 26 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     New York City, NY, Transitional Finance Authority, Revenue,
                       Series C, 5.000%, 05/01/2016                                 $ 2,125,000      $  1,920,065
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, Series J, 5.000%,
                       05/15/2017                                                     2,000,000         1,787,980
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, City Transitional Financial Authority
                       Revenue, 6.125%, 11/15/2014                                    1,000,000         1,044,530
                     ------------------------------------------------------------------------------------------------
                     New York City, NY, General Obligation, 5.125%, 08/01/2018        3,405,000         3,073,625
                     ------------------------------------------------------------------------------------------------
                     New York Dormitory Authority, Department of Health, Revenue,
                       5.750%, 07/01/2007                                             1,500,000         1,525,440
                     ------------------------------------------------------------------------------------------------
                     New York Dormitory Authority, Pace University, Revenue,
                       6.500%, 07/01/2012                                               500,000           552,595
                     ------------------------------------------------------------------------------------------------
                     (d)New York Metropolitan Transportation Authority, Inverse
                       Floating Rate Bond, Series B, 6.236%, 07/01/2011               2,000,000         1,788,640
                     ------------------------------------------------------------------------------------------------
                     New York Metropolitan Transportation Authority, Revenue,
                       Series Q, 5.125%, 07/01/2012                                   5,000,000         4,805,100
                     ------------------------------------------------------------------------------------------------
                     New York Metropolitan Transportation Authority, Commuter
                       Facilities Revenue, Series E, 5.000%, 07/01/2015               3,000,000         2,728,290
                     ------------------------------------------------------------------------------------------------
                     New York Metropolitan Transportation Authority,
                       Transportation Facilities Revenue, 6.000%, 07/01/2016          7,750,000         7,863,383
                     ------------------------------------------------------------------------------------------------
                     New York State, General Obligation, Series F, 5.000%,
                       09/15/2014                                                     2,480,000         2,278,773
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, St. Joseph's Hospital
                       Health Center, Revenue, 6.000%, 07/01/2009                     1,000,000         1,043,100
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue, Series C, 7.375%,
                       05/15/2010                                                     1,000,000         1,117,420
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue, Series B, 7.500%,
                       05/15/2011                                                     1,000,000         1,132,120
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Pace University,
                       Revenue, 6.500%, 07/01/2011                                      760,000           834,533
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Special Activity School
                       Districts, Revenue, 5.250%, 07/01/2011                         2,545,000         2,499,008
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, St. Vincent's Hospital
                       and Medical Center, 7.375%, 08/01/2011                         2,215,000         2,334,920
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Mental Health Services
                       Facilities Improvements, Revenue, Series D, 5.000%,
                       02/15/2012                                                     1,160,000         1,149,456
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue, 5.750%, 5/15/2012             3,000,000         3,077,880
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Special Activities
                       School Districts, Revenue, 5.250%, 07/01/2012                  1,350,000         1,314,644
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Mental Health Service
                       Facilities Improvement, Revenue, Series D, 5.000%,
                       08/15/2012                                                     1,160,000         1,149,154
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Revenue Bond, 5.750%,
                       08/15/2012                                                     2,000,000         2,034,240
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue, 5.000%, 05/15/2013            1,845,000         1,689,983
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University System,
                       Revenue, Series A, 5.750%, 07/01/2013                          1,000,000         1,028,570
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University,
                       Revenue, 5.750%, 07/01/2013                                    4,100,000         4,217,137
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Special Activities
                       School Districts, Revenue, 5.250%, 07/01/2013                    370,000           354,730
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  27

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     New York State Dormitory Authority, Office Facilities, Lease
                       Revenue, 5.250%, 04/01/2014                                  $   745,000      $    706,908
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Upstate Community
                       Colleges, Revenue Bond, Series A, 5.000%, 07/01/2014           1,500,000         1,380,690
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Westchester County Court
                       Facilities, Lease Revenue, 5.250%, 08/01/2014                  2,555,000         2,434,404
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Fordham University,
                       Revenue, 7.200%, 07/01/2015                                      790,000           812,420
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Special Activities
                       School Districts, Revenue, 5.250%, 07/01/2015                  1,000,000           937,300
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University System,
                       Revenue, 5.000%, 07/01/2016                                    2,000,000         1,794,340
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Colgate University,
                       Revenue, 6.000%, 07/01/2016                                      900,000           937,638
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Judicial Facilities,
                       Revenue, 7.375%, 07/01/2016                                      120,000           139,091
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Upstate Community
                       Colleges, Revenue, Series A, 5.875%, 07/01/2016                3,555,000         3,503,346
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, State University
                       Educational Facilities, Revenue, 5.875%, 05/15/2017            2,325,000         2,380,568
                     ------------------------------------------------------------------------------------------------
                     (b)New York State Dormitory Authority, Revenue, State
                       University Educational Facilities, Revenue, Prerefunded
                       5/15/2002, 7.250%, 05/15/2018                                    155,000           166,059
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University System,
                       Revenue, Series A, 5.750%, 07/01/2018                          2,000,000         2,007,720
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, City University,
                       Revenue, 5.750%, 07/01/2018                                    2,250,000         2,258,685
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Wyndham Schools,
                       Revenue, Series C, 5.000%, 07/01/2018                          1,500,000         1,320,000
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Cornell University,
                       Revenue, Series A, 7.375%, 07/01/2020                          2,000,000         2,058,240
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority, Colgate University,
                       Revenue, 6.000%, 07/01/2021                                      850,000           871,106
                     ------------------------------------------------------------------------------------------------
                     New York State Dormitory Authority Revenue, City University
                       Revenue, Series D, 7.000%, 07/01/2009                          2,200,000         2,380,818
                     ------------------------------------------------------------------------------------------------
                     New York State Energy Research and Development Authority,
                       Lilco Project, Revenue, Series A, 5.150%, 03/01/2016           2,500,000         2,236,650
                     ------------------------------------------------------------------------------------------------
                     New York State Environmental Facilities Corporation, State
                       Water Pollution Control, Revolving Fund Revenue, Series A,
                       7.250%, 06/15/2010                                               100,000           105,132
                     ------------------------------------------------------------------------------------------------
                     (b)New York State Environmental Facilities Corporation,
                       State Water Pollution, Revolving Fund Revenue, Series A,
                       Prerefunded 06/15/2001, 7.250%, 06/15/2010                       900,000           949,158
                     ------------------------------------------------------------------------------------------------
                     New York State Environmental Facilities Corporation,
                       RiverBank State Park, Special Obligation Revenue, 6.250%,
                       04/01/2012                                                     3,695,000         3,982,914
                     ------------------------------------------------------------------------------------------------
                     New York State Environmental Facilities Corporation, State
                       Water Pollution Control, Revolving Fund Revenue, Series E,
                       6.500%, 06/15/2014                                                90,000            93,554
                     ------------------------------------------------------------------------------------------------
                     New York State Housing Finance Agency, West-H.E.L.P.
                       Housing, Revenue, Series A, 7.550%, 11/01/2002                 1,500,000         1,503,375
                     ------------------------------------------------------------------------------------------------

 28 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     New York State Housing Finance Agency, State University
                       Construction, Revenue, Series A, 8.000%, 05/01/2011          $   200,000      $    238,688
                     ------------------------------------------------------------------------------------------------
                     New York State Housing Finance Agency, Multi-Family Mortgage
                       Housing, Revenue, Series A, 6.950%, 08/15/2012                 1,500,000         1,573,155
                     ------------------------------------------------------------------------------------------------
                     New York State Housing Finance Agency, Service Contract
                       Obligation, Revenue, Series A, 7.250%, 09/15/2012                185,000           195,980
                     ------------------------------------------------------------------------------------------------
                     New York State Housing Finance Agency, Service Contract
                       Obligation, Revenue, Series C, 7.300%, 09/15/2012                 75,000            78,955
                     ------------------------------------------------------------------------------------------------
                     New York State Local Assistance Corporation, Capital
                       Appreciation, Series B, zero coupon, 04/01/2009                5,980,000         3,666,577
                     ------------------------------------------------------------------------------------------------
                     New York State Medical Care Facilities Finance Agency,
                       Revenue, 7.875%, 08/15/2015                                      380,000           384,773
                     ------------------------------------------------------------------------------------------------
                     New York State Medical Care Facilities Finance Agency,
                       Mental Health Service Facilities Improvement, Revenue,
                       Series D, 7.400%, 02/15/2018                                     300,000           317,946
                     ------------------------------------------------------------------------------------------------
                     (b)New York State Medical Care Facilities Finance Agency,
                       Mental Health Services Facilities Improvement Revenue,
                       Series D, Prefunded 2/15/2002, 7.400%, 02/15/2018                755,000           805,872
                     ------------------------------------------------------------------------------------------------
                     New York State Medical Care Facilities Finance Agency,
                       Mental Health Services Facilities Improvement, Revenue,
                       7.700%, 02/15/2018                                                55,000            55,128
                     ------------------------------------------------------------------------------------------------
                     (b)New York State Medical Care Facilities Finance Agency,
                       Mental Health Services Facilities Improvement, Revenue,
                       Prerefunded 02/15/2000, 7.750%, 02/15/2020                       140,000           143,137
                     ------------------------------------------------------------------------------------------------
                     New York State Mortgage Agency, Homeownership Mortgage
                       Revenue, Series 56, 6.450%, 10/01/2021                         4,000,000         4,058,720
                     ------------------------------------------------------------------------------------------------
                     New York State Mortgage Agency, Homeownership Mortgage
                       Revenue, Series HH, 7.850%, 04/01/2022                           700,000           714,868
                     ------------------------------------------------------------------------------------------------
                     New York State Thruway Authority, Local Highway and Bridges,
                       Service Contract Revenue, 6.000%, 04/01/2011                   5,000,000         5,128,100
                     ------------------------------------------------------------------------------------------------
                     New York State Thruway Authority, Local Highway and Bridges,
                       Service Contract Revenue, 5.250%, 04/01/2014                   2,000,000         1,907,000
                     ------------------------------------------------------------------------------------------------
                     New York State Thruway Authority, Highway and Bridges Trust
                       Fund, Revenue, Series A, 5.125%, 04/01/2015                    1,500,000         1,391,190
                     ------------------------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Community
                       Enhancement Facilities, Revenue, 5.125%, 04/01/2014            1,000,000           935,110
                     ------------------------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Syracuse
                       University Center for Science and Technology, Revenue,
                       5.500%, 01/01/2015                                             4,500,000         4,364,325
                     ------------------------------------------------------------------------------------------------
                     New York State Urban Development Corporation, State
                       Facilities, Revenue, 5.600%, 04/01/2015                        2,260,000         2,213,715
                     ------------------------------------------------------------------------------------------------
                     New York State Urban Development, Syracuse University Center
                       for Science and Technology, Revenue, 5.500%, 01/01/2017        4,890,000         4,700,219
                     ------------------------------------------------------------------------------------------------
                     New York State Urban Development Corporation, Correctional
                       Facilities Service Contract Revenue, Series B, 5.250%,
                       01/01/2013                                                     1,700,000         1,637,610
                     ------------------------------------------------------------------------------------------------
                     New York State, General Obligation, Series 1998 F, 5.250%,
                       09/15/2013                                                     1,275,000         1,225,390
                     ------------------------------------------------------------------------------------------------
                     New York Triborough Bridge and Tunnel Authority, General
                       Purpose Revenue, Series Y, 6.125%, 01/01/2021                  7,205,000         7,489,814
                     ------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  29

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                       PRINCIPAL AMOUNT      VALUE
                     Niagara Falls, NY, Water Treatment Plant, General
                       Obligation, 7.250%, 11/01/2011                               $   215,000      $    247,272
                     ------------------------------------------------------------------------------------------------
                     Niagara Falls, NY, Water Treatment Plant, General
                       Obligation, 7.000%, 11/01/2012                                 1,000,000         1,083,160
                     ------------------------------------------------------------------------------------------------
                     Niagara Falls, NY, Bridge Commission Toll Revenue, 5.250%,
                       10/01/2015                                                    10,720,000        10,305,779
                     ------------------------------------------------------------------------------------------------
                     Orange County, NY, Industrial Development Agency, The Glen
                       Arden Project, 5.625%, 01/01/2018                              1,000,000           814,580
                     ------------------------------------------------------------------------------------------------
                     Orange County, NY, Industrial Development Agency, The Glen
                       Arden Project, 5.700%, 01/01/2028                              2,500,000         1,964,950
                     ------------------------------------------------------------------------------------------------
                     Port Authority of New York and New Jersey, JFK International
                       Airport Terminal 6, Special Obligation Revenue, 6.250%,
                       12/01/2015                                                     8,000,000         8,543,120
                     ------------------------------------------------------------------------------------------------
                     Ulster County, NY, Resource Recovery Agency, Solid Waste
                       System Revenue, 6.000%, 03/01/2014                             3,000,000         3,003,180
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Public Improvements, General
                       Obligation, zero coupon, 07/01/2008                            1,000,000           642,300
                     ------------------------------------------------------------------------------------------------
                     (d)Puerto Rico Commonwealth, Highway and Transportation
                       Authority Revenue, 7.149%, 07/01/2018                          1,375,000         1,485,385
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Electric Power Authority, Power Revenue, 6.000%,
                       07/01/2012                                                     4,020,000         4,274,024
                     ------------------------------------------------------------------------------------------------
                     Puerto Rico Municipal Finance Agency, General Obligation,
                       Series B, 5.750%, 08/01/2012                                   3,000,000         3,107,911
                     ------------------------------------------------------------------------------------------------
                     TOTAL LONG-TERM MUNICIPAL INVESTMENTS
                     (Cost 217,658,647)                                                               213,854,746
                     ------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO -- 100%
                     (Cost: $221,658,647)(a)                                                         $217,854,746
                     ------------------------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal income tax purpose was $221,658,647. At February 29, 2000, net unrealized depreciation for all securities based on tax cost was $3,803,901. This consists of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,917,530 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,721,431.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Floating rate and monthly, weekly, or daily demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purpose of calculating average weighted maturity, at the longer of the period remaining until the next rate change or the extent of the demand period.

(d) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of February 29, 2000.

 30 The accompanying notes are an integral part of the financial statements.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

            PORTFOLIO COMPOSITION           ON 2/29/00              ON 8/31/99
    GENERAL OBLIGATION BONDS                    35%                     34%
 .....................................................................................
    REVENUE BONDS                               45                      49
 .....................................................................................
    U.S. GOVERNMENT SECURED                     18                      17
 .....................................................................................
    CASH AND EQUIVALENTS                         2                      --
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

                   QUALITY                  ON 2/29/00              ON 8/31/99
    AAA                                         66%                     67%
 .....................................................................................
    AA                                          13                      13
 .....................................................................................
    A                                            3                       3
 .....................................................................................
    BBB                                          7                       6
 .....................................................................................
    BB                                           3                       3
 .....................................................................................
    NOT RATED                                    8                       8
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

              YEARS TO MATURITY             ON 2/29/00              ON 8/31/99
    1-10 YEARS                                  54%                     64%
 .....................................................................................
    11-20 YEARS                                 40                      32
 .....................................................................................
    21+ YEARS                                    6                       4
-------------------------------------------------------------------------------------
                                               100%                    100%

[PIE CHART] [PIE CHART]

                                            ON 2/29/00              ON 8/31/99
    AVERAGE MATURITY                        12.5 years              12.2 years
 .....................................................................................
    AVERAGE DURATION                        7.1 years               6.7 years
-------------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                                        PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND
Portfolio of Investments at February 29, 2000 (unaudited)

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
SHORT-TERM MUNICIPAL INVESTMENTS--1.3%
-----------------------------------------------------------------------------------------------------------------------
                     (c)Ohio Water Development Authority, Environmental Mead
                       Corporation Series 1986 B, Daily Demand Note, 3.75%,
                       11/01/2015 (Cost: $500,000)                                      $  500,000      $   500,000
-----------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL INVESTMENTS--98.7%
-----------------------------------------------------------------------------------------------------------------------
                     Akron, OH, Sewer System, Revenue, 5.9%, 12/01/2011                    385,000          398,433
                     --------------------------------------------------------------------------------------------------
                     Athens County, OH, Economic Development, Revenue, Ohio
                       Athens Inc. Project, 6.25%, 11/01/2011                              500,000          477,835
                     --------------------------------------------------------------------------------------------------
                     Avon, OH, Local School District, General Obligation, 6.500%,
                       12/01/2015                                                          940,000        1,033,398
                     --------------------------------------------------------------------------------------------------
                     (b)Batavia, OH, Local School District, General Obligation
                       Prerefunded 12/01/2005, 7.00%, 12/01/2014                           500,000          557,885
                     --------------------------------------------------------------------------------------------------
                     Beavercreek, OH, Local School District, General Obligation,
                       Series 1996, 6.6%, 12/01/2015                                       500,000          554,890
                     --------------------------------------------------------------------------------------------------
                     Big Walnut, OH, Local School District, General Obligation,
                       zero coupon, 12/01/2012                                             420,000          203,171
                     --------------------------------------------------------------------------------------------------
                     (b)Clermont County, OH, Sewer System, Revenue Prerefunded
                       12/01/2000, 7.2%, 12/01/2005                                        500,000          521,240
                     --------------------------------------------------------------------------------------------------
                     Cleveland, OH, Cleveland Stadium, Revenue Bond,
                       zero coupon, 12/01/2008                                             825,000          502,268
                     --------------------------------------------------------------------------------------------------
                     Cleveland, OH, Cleveland Stadium, Revenue Bond
                       zero coupon, 12/01/2012                                             815,000          391,575
                     --------------------------------------------------------------------------------------------------
                     Cleveland, OH, Cleveland Stadium, Revenue, zero coupon,
                       12/01/2020                                                          820,000          227,673
                     --------------------------------------------------------------------------------------------------
                     (b)Cleveland, OH, Waterworks, Revenue, Prerefunded
                       01/01/2002, 6.25%, 01/01/2015                                       615,000          643,130
                     --------------------------------------------------------------------------------------------------
                     Cleveland, OH, Waterworks Revenue, 6.25%, 01/01/2015                   25,000           25,791
                     --------------------------------------------------------------------------------------------------
                     Cleveland, OH, Public Power System Revenue, 1st Mortgage,
                       7.00%, 11/15/2017                                                   750,000          791,325
                     --------------------------------------------------------------------------------------------------
                     (b)Cleveland, OH, Public Power System, Revenue 1st Mortgage,
                       Prerefunded 11/15/2004, 7.00%, 11/15/2024                           600,000          661,128
                     --------------------------------------------------------------------------------------------------
                     Cleveland-Cuyahoga County, OH, Port Development, Revenue,
                       C&P Docks Project, 6%, 03/01/2007                                   485,000          467,307
                     --------------------------------------------------------------------------------------------------
                     Columbus, OH, Municipal Airport Authority, Revenue, 6.00%,
                       01/01/2014                                                          250,000          252,855
                     --------------------------------------------------------------------------------------------------
                     (b)Crawford County, OH, General Obligation, Prerefunded
                       12/01/2004, 6.75%, 12/01/2019                                       700,000          765,646
                     --------------------------------------------------------------------------------------------------
                     Cuyahoga County, OH, General Obligation, 5.65%, 05/15/2018            500,000          495,855
                     --------------------------------------------------------------------------------------------------
                     Cuyahoga County, OH, Multifamily Housing, Revenue, 6.5%,
                       10/20/2020                                                        1,000,000        1,019,160
                     --------------------------------------------------------------------------------------------------
                     (b)Cuyahoga County, OH, Hospital Revenue, Meridia Health
                       System Prerefunded 8/15/2005, 6.25%, 08/15/2014                     950,000        1,018,505
                     --------------------------------------------------------------------------------------------------
                     Dublin, OH, City School District, General Obligation,
                       zero coupon, 12/01/2010                                             500,000          274,895
                     --------------------------------------------------------------------------------------------------
                     Dublin, OH, City School District, General Obligation
                       zero coupon, 12/01/2011                                           1,095,000          570,101
                     --------------------------------------------------------------------------------------------------

 32 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
                     Edon Township, OH, Local School District, General
                       Obligation, 6.00%, 12/01/2019                                    $  475,000      $   486,034
                     --------------------------------------------------------------------------------------------------
                     Fayette County, OH, Rattlesnake Improvement Area General
                       Obligation, 5.9% 12/01/2013                                         145,000          148,002
                     --------------------------------------------------------------------------------------------------
                     Finneytown, OH, Local School District General Obligation,
                       6.2%, 12/01/2017                                                    320,000          339,347
                     --------------------------------------------------------------------------------------------------
                     Franklin, OH, Muskingum County Local School District,
                       General Obligation, 6.5%, 12/01/2013                                500,000          551,320
                     --------------------------------------------------------------------------------------------------
                     Green Springs, OH, Health Care, St Francis Health Care
                       Center Project, Revenue, Series A, 7.00%, 05/15/2014                400,000          348,976
                     --------------------------------------------------------------------------------------------------
                     Highland Heights, OH, General Obligation, 6.15%, 12/01/2012           145,000          150,304
                     --------------------------------------------------------------------------------------------------
                     (b)Lakeview, OH, Local School District, General Obligation,
                       Prerefunded 12/01/2004, 6.9%, 12/01/2014                            700,000          770,049
                     --------------------------------------------------------------------------------------------------
                     Lakota, OH, Local School District, General Obligation,
                       7.00%, 12/01/2008                                                   500,000          563,540
                     --------------------------------------------------------------------------------------------------
                     Liberty, OH, Local School District, General Obligation,
                       zero coupon, 12/01/2011                                             250,000          130,160
                     --------------------------------------------------------------------------------------------------
                     Liberty, OH, Local School District, General Obligation
                       zero coupon, 12/01/2012                                             255,000          124,353
                     --------------------------------------------------------------------------------------------------
                     Liberty, OH, Local School District, General Obligation,
                       zero coupon, 12/01/2014                                             570,000          242,210
                     --------------------------------------------------------------------------------------------------
                     Lucas County, OH, Toledo Port Authority Development, Revenue
                       Bond, Northwest Ohio Bond Fund, Series A, 5.4%, 05/15/2019          500,000          423,835
                     --------------------------------------------------------------------------------------------------
                     Lucas County, OH, General Obligation, 6.05%, 12/01/2013               130,000          133,497
                     --------------------------------------------------------------------------------------------------
                     Lucas County, OH, General Obligation, 6.5%, 12/01/2016                250,000          265,503
                     --------------------------------------------------------------------------------------------------
                     Marion County, OH, Health Care Facilities, United Church
                       Homes Project, Revenue, 6.3%, 11/15/2010                            280,000          263,712
                     --------------------------------------------------------------------------------------------------
                     Marion County, OH, Health Care Facilities, United Church
                       Homes Project, Revenue, 6.375%, 11/15/2015                          400,000          358,788
                     --------------------------------------------------------------------------------------------------
                     Medina, OH, City School District, General Obligation
                       zero coupon, 12/01/2006                                             840,000          584,917
                     --------------------------------------------------------------------------------------------------
                     Medina, OH, City School District, General Obligation
                       zero coupon, 12/01/2010                                           1,045,000          579,358
                     --------------------------------------------------------------------------------------------------
                     Napoleon, OH, Health Care Facility, Lutheran Orphans' and
                       Old Folks' Home Society, Revenue, 6.875%, 08/01/2023                450,000          467,033
                     --------------------------------------------------------------------------------------------------
                     (b)Northeast Ohio Regional Sewer District, Wastewater
                       Revenue, Prerefunded 11/15/2001, 6.5%, 11/15/2016                   300,000          312,555
                     --------------------------------------------------------------------------------------------------
                     Ohio Gateway Economic Development Corp., Revenue, Cuyahoga
                       County Annual Gateway, 7.5%, 09/01/2005                           1,000,000        1,051,300
                     --------------------------------------------------------------------------------------------------
                     Ohio Higher Education Facility Commission, Revenue,
                       University of Findlay Project, 6.125%, 09/01/2016                   400,000          390,476
                     --------------------------------------------------------------------------------------------------
                     (b)Ohio Housing Finance Agency, GNMA Single Family Mortgage
                       Revenue, Prerefunded 01/15/2013 zero coupon, 01/15/2015           1,000,000          388,690
                     --------------------------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, Multifamily Housing, Westlake
                       Apartments Project, Revenue, 5.85%, 12/01/2016                      500,000          488,475
                     --------------------------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, GNMA Single Family Mortgage
                       Revenue, 7.85%, 09/01/2021                                          150,000          154,140
                     --------------------------------------------------------------------------------------------------
                     Ohio Housing Finance Agency Mortgage, Residential B-2,
                       Revenue, 6.1%, 09/01/2028                                           250,000          241,495
                     --------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  33

                                                        PORTFOLIO OF INVESTMENTS

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
                     Ohio State Building Authority, Administrative Building Funds
                       Project Revenue, 6.3%, 10/01/2011                                $  140,000      $   147,700
                     --------------------------------------------------------------------------------------------------
                     Ohio State Building Authority, Adult Correctional Building
                       Fund, Revenue, 6.125%, 10/01/2012                                   310,000          318,221
                     --------------------------------------------------------------------------------------------------
                     (b)Ohio State Building Authority, Juvenile Correctional
                       Building Authority, Prerefunded 10/01/2004, 6.6%,
                       10/01/2014                                                          200,000          216,798
                     --------------------------------------------------------------------------------------------------
                     (b)Ohio State Building Authority, Revenue, Prerefunded
                       06/01/2001, 6.25%, 06/01/2011                                       215,000          223,944
                     --------------------------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, Dominican College,
                       Revenue, 6.625%, 12/01/2014                                         600,000          611,772
                     --------------------------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, University of Dayton,
                       Revenue, 6.6%, 12/01/2017                                           430,000          459,094
                     --------------------------------------------------------------------------------------------------
                     Ohio State Higher Education Facility, Xavier University,
                       Revenue, 6.00%, 05/15/2011                                          240,000          250,054
                     --------------------------------------------------------------------------------------------------
                     Ohio State University, General Receipts, 6.00%, 12/01/2017            560,000          573,468
                     --------------------------------------------------------------------------------------------------
                     Ohio State Water Development Authority, Revenue, Bay Shore
                       Project, Series A, 5.875%, 09/01/2020                               200,000          163,016
                     --------------------------------------------------------------------------------------------------
                     Ohio State Water Development Authority, Pollution Control,
                       Revenue, 6.1%, 08/01/2020                                         1,000,000          891,490
                     --------------------------------------------------------------------------------------------------
                     Olentangy, OH, Local School District, General Obligation,
                       5.85%, 12/01/2007                                                   400,000          421,012
                     --------------------------------------------------------------------------------------------------
                     (b)Olentangy, OH, Local School District, General Obligation
                       Prerefunded 12/01/2001, 6.35%, 12/01/2017                           150,000          157,383
                     --------------------------------------------------------------------------------------------------
                     (b)Olmstead Falls, OH, City School District, General
                       Obligation, Prerefunded 12/15/2004, 6.85%, 12/15/2020               250,000          274,175
                     --------------------------------------------------------------------------------------------------
                     Puerto Rico, Municipal Finance Agency Revenue, 6.00%,
                       07/01/2014                                                          250,000          266,025
                     --------------------------------------------------------------------------------------------------
                     Puerto Rico, Ports Authority, American Airlines, Inc.,
                       Project, Revenue, 6.25%, 06/01/2026                                 360,000          346,939
                     --------------------------------------------------------------------------------------------------
                     (d)Puerto Rico, Highway and Transportation Authority,
                       Inverse Floater, 8.262%, 07/01/2016                                 375,000          431,273
                     --------------------------------------------------------------------------------------------------
                     Sandusky County, OH, General Obligation, 6.2%, 12/01/2013             500,000          521,335
                     --------------------------------------------------------------------------------------------------
                     South Euclid-Lyndhurst, OH, City School District, General
                       Obligation, 6.4%, 12/01/2018                                        535,000          558,155
                     --------------------------------------------------------------------------------------------------
                     Springboro, OH, Community City School District, School
                       Improvement, General Obligation, 6%, 12/01/2011                     500,000          531,410
                     --------------------------------------------------------------------------------------------------
                     Springdale, OH, Hospital Facilities Revenue, 6.00%,
                       11/01/2018                                                          750,000          663,885
                     --------------------------------------------------------------------------------------------------
                     Strongsville, OH, General Obligation, 6.7%, 12/01/2011                500,000          546,285
                     --------------------------------------------------------------------------------------------------
                     Toledo, OH, General Obligation, 6.1%, 12/01/2014                      250,000          257,420
                     --------------------------------------------------------------------------------------------------
                     Toledo, OH, General Obligation, 6.35%, 12/01/2025                   1,000,000        1,018,430
                     --------------------------------------------------------------------------------------------------
                     Trumbull County, OH, Sewer Improvement, General Obligation,
                       6.2%, 12/01/2014                                                    500,000          519,905
                     --------------------------------------------------------------------------------------------------
                     Tuscarawas Valley, OH, Local School District General
                       Obligation, 6.6%, 12/01/2015                                        365,000          400,029
                     --------------------------------------------------------------------------------------------------
                     University Cincinnati Ohio General Receipts, Revenue, 5.5%,
                       06/01/2012                                                        1,280,000        1,288,396
                     --------------------------------------------------------------------------------------------------
                     University of Akron, General Receipts, Revenue, 5.75%,
                       01/01/2013                                                        1,000,000        1,017,260
                     --------------------------------------------------------------------------------------------------
                     Wayne, OH, Local School District, General Obligation, 6.45%,
                       12/01/2011                                                          155,000          170,631
                     --------------------------------------------------------------------------------------------------

 34 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
                     Wayne, OH, Local School District, General Obligation, 6.45%,
                       12/01/2016                                                       $  200,000      $   221,350
                     --------------------------------------------------------------------------------------------------
                     Willoughby, OH, Industrial Development Revenue, Series A,
                       6.875%, 07/01/2016                                                  575,000          556,606
                     --------------------------------------------------------------------------------------------------
                     Wooster, OH, City School District, General Obligation,
                       zero coupon, 12/01/2013                                             930,000          423,569
                     --------------------------------------------------------------------------------------------------
                     Youngstown, OH, General Obligation, 6.125%, 12/01/2014                110,000          113,418
                     --------------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Authority, Revenue Bond,
                       Series A, 6.5%, 10/01/2024                                          300,000          297,612
                     --------------------------------------------------------------------------------------------------
                     (b)Virgin Islands Public Financial Authority Revenue, Series
                       A, Prerefunded 10/01/2002, 7.25%, 10/01/2018                        225,000          244,017
                     ------------------------------------------------------------------------------------------------
                     TOTAL LONG TERM MUNICIPAL INVESTMENTS
                     (Cost: $36,919,585)                                                                 36,914,212
                     ------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO -- 100%
                     (Cost: $37,419,585)(a)                                                             $37,414,212
                     ------------------------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal income tax purpose was $37,419,585. At February 29, 2000, net unrealized depreciation for all securities based on tax cost was $5,373. This consists of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $825,719 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $831,092.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Floating rate and monthly, weekly, or daily demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purpose of calculating average weighted maturity, at the longer of the period remaining until the next rate change or the extent of the demand period.

(d) Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which may exhibit added interest rate sensitivity compared to other bonds with similar maturity. These securities are shown at their rates as of February 29, 2000.

    The accompanying notes are an integral part of the financial statements.  35

                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES
as of February 29, 2000 (unaudited)

                                                      CALIFORNIA      FLORIDA       NEW YORK         OHIO
ASSETS
Investments in securities, at value
(cost, see accompanying portfolios of
investments)                                         $770,000,010    79,273,983    217,854,746    37,414,212
------------------------------------------------------------------------------------------------------------
Cash                                                           --       134,417        247,401       257,853
------------------------------------------------------------------------------------------------------------
Receivable for investments sold                        14,300,176        90,000             --        30,000
------------------------------------------------------------------------------------------------------------
Interest receivable                                    11,268,373     1,383,352      2,818,842       538,529
------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                        13,839,430         3,000         58,819        21,098
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          809,407,989    80,884,752    220,979,808    38,261,692
------------------------------------------------------------------------------------------------------------
 LIABILITIES
Due to custodian bank                                   5,670,292            --             --            --
------------------------------------------------------------------------------------------------------------
Dividends payable                                       1,027,532        86,950        237,807        38,520
------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                        1,611,698       114,363        113,638        25,823
------------------------------------------------------------------------------------------------------------
Accrued management fee                                    270,565        25,210         79,573        12,255
------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                       422,594        94,969        209,517        29,185
------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,002,681       321,492        640,535       105,783
------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                  $800,405,308    80,563,260    220,339,273    38,155,909
------------------------------------------------------------------------------------------------------------
 NET ASSETS
Net assets consist of:
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
  investments                                           2,760,954    (1,206,838)    (3,803,901)       (5,373)
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                  (18,173,164)   (1,847,230)    (4,181,795)     (570,578)
------------------------------------------------------------------------------------------------------------
Paid-in capital                                       815,817,518    83,617,328    228,324,969    38,731,860
------------------------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                 $800,405,308    80,563,260    220,339,273    38,155,909
------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE AND OFFERING PRICE
CLASS A SHARES
  Net assets applicable to shares outstanding        $760,099,768    73,324,185    204,344,872    24,532,977
------------------------------------------------------------------------------------------------------------
  Outstanding shares of beneficial interest, $.01
  par value, unlimited number of shares
  authorized                                          109,665,921     7,734,949     20,509,933     2,535,214
------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share            $6.93          9.48           9.96          9.68
------------------------------------------------------------------------------------------------------------
  Maximum offering price per share (100/95.50 of
  net asset value.)                                         $7.26          9.93          10.43         10.14
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding        $ 32,218,979     6,303,595     12,102,288    11,771,060
------------------------------------------------------------------------------------------------------------
  Outstanding shares of beneficial interest, $.01
  par value, unlimited number of shares
  authorized                                            4,642,353       666,104      1,213,081     1,216,913
------------------------------------------------------------------------------------------------------------
  Net asset value, offering and redemption price
  (subject to contingent deferred sales charge)
  per share                                                 $6.94          9.46           9.98          9.67
------------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding        $  8,086,561       935,480      3,892,113     1,851,872
------------------------------------------------------------------------------------------------------------
  Outstanding shares of beneficial interest, $.01
  par value, unlimited number of shares
  authorized                                            1,174,091        98,810        390,857       191,392
------------------------------------------------------------------------------------------------------------
  Net asset value, offering and redemption price
  (subject to contingent deferred sales charge)
  per share                                                 $6.89          9.47           9.96          9.68
------------------------------------------------------------------------------------------------------------

 36 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended February 29, 2000 (unaudited)

                                                        CALIFORNIA     FLORIDA      NEW YORK       OHIO
INVESTMENT INCOME
Interest                                               $ 24,243,092    2,526,334    6,542,399    1,175,701
----------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                            2,183,644      236,712      635,899      112,582
----------------------------------------------------------------------------------------------------------
Services to shareholders                                    285,710       53,826      107,280       17,802
----------------------------------------------------------------------------------------------------------
Custodian fees                                               20,634       14,478        3,128        1,619
----------------------------------------------------------------------------------------------------------
Distribution services fees                                  144,520       28,629       62,069       52,681
----------------------------------------------------------------------------------------------------------
Administrative services fees                                911,749       87,568      234,803       46,805
----------------------------------------------------------------------------------------------------------
Auditing                                                     75,245        5,902        9,365        2,748
----------------------------------------------------------------------------------------------------------
Legal                                                        16,580        1,188        5,964        1,068
----------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                  13,575        1,181        3,910        2,496
----------------------------------------------------------------------------------------------------------
Reports to shareholders                                     142,102       48,713       51,486        2,773
----------------------------------------------------------------------------------------------------------
Registration fees                                             9,985       10,967       10,431       12,390
----------------------------------------------------------------------------------------------------------
Other                                                        36,998        1,823       35,423        1,092
----------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                 3,840,742      490,987    1,159,758      254,056
----------------------------------------------------------------------------------------------------------
Expense reductions                                          (33,169)      (3,674)      (9,891)      (1,720)
----------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                  3,807,573      487,313    1,149,867      252,336
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    20,435,519    2,039,021    5,392,532      923,365
----------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
----------------------------------------------------------------------------------------------------------
Investments                                              (7,663,280)  (1,187,230)  (3,212,988)    (179,213)
----------------------------------------------------------------------------------------------------------
Futures                                                          --           --      560,193           --
----------------------------------------------------------------------------------------------------------
                                                         (7,663,280)  (1,187,230)  (2,652,795)    (179,213)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the
  period on:
----------------------------------------------------------------------------------------------------------
Investments                                             (12,210,492)  (1,086,579)  (3,275,902)  (1,088,371)
----------------------------------------------------------------------------------------------------------
Futures                                                          --           --     (173,000)          --
----------------------------------------------------------------------------------------------------------
                                                        (12,210,492)  (1,086,579)  (3,448,902)  (1,088,371)
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions              (19,873,772)  (2,273,809)  (6,101,697)  (1,267,584)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $    561,747     (234,788)    (709,165)    (344,219)
-------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  37

                                                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          CALIFORNIA                        FLORIDA
                                                 -----------------------------    ---------------------------
                                                  SIX MONTHS                       SIX MONTHS
                                                    ENDED            YEAR            ENDED           YEAR
                                                 FEBRUARY 29,        ENDED        FEBRUARY 29,       ENDED
                                                     2000         AUGUST 31,          2000        AUGUST 31,
                                                 (UNAUDITED)         1999         (UNAUDITED)        1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                            $ 20,435,519       44,834,762      2,039,021       4,649,353
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                     (7,663,280)       3,245,527     (1,187,230)        549,481
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
  investment transactions during the period       (12,210,492)     (56,399,762)    (1,086,579)     (7,290,259)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             561,747       (8,319,473)      (234,788)     (2,091,425)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
  Class A                                         (19,628,722)     (43,236,322)    (1,884,447)     (4,364,442)
-------------------------------------------------------------------------------------------------------------
  Class B                                            (716,047)      (1,409,524)      (132,611)       (250,219)
-------------------------------------------------------------------------------------------------------------
  Class C                                             (90,749)        (188,641)       (21,962)        (34,691)
-------------------------------------------------------------------------------------------------------------
From net realized gains
  Class A                                                  --      (17,156,258)            --      (2,089,139)
-------------------------------------------------------------------------------------------------------------
  Class B                                                  --         (666,246)            --        (143,950)
-------------------------------------------------------------------------------------------------------------
  Class C                                                  --          (66,451)            --         (14,823)
-------------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                         229,838,397      482,647,873      8,499,170      19,230,181
-------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                      11,313,126       37,748,170        965,180       3,575,742
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                          (316,809,591)    (577,687,878)   (19,107,390)    (28,868,538)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
Fund share transactions                           (75,658,068)     (57,291,835)    (9,643,040)     (6,062,615)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                 (95,531,839)    (128,334,750)   (11,916,848)    (15,051,304)
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                 895,937,147    1,024,271,897     92,480,108     107,531,412
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                      $800,405,308      895,937,147     80,563,260      92,480,108
-------------------------------------------------------------------------------------------------------------

 38 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

                                                           NEW YORK                          OHIO
                                                 -----------------------------    ---------------------------
                                                  SIX MONTHS                       SIX MONTHS
                                                    ENDED            YEAR            ENDED           YEAR
                                                 FEBRUARY 29,        ENDED        FEBRUARY 29,       ENDED
                                                     2000         AUGUST 31,          2000        AUGUST 31,
                                                 (UNAUDITED)         1999         (UNAUDITED)        1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                            $  5,392,532       12,234,547        923,365       1,924,432
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                     (2,652,795)       2,961,591       (179,213)        (71,882)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
  investment transactions during the period        (3,448,902)     (19,291,040)    (1,088,371)     (2,331,002)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (709,165)      (4,094,902)      (344,219)       (478,452)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
  Class A                                          (5,073,376)     (11,599,352)      (644,277)     (1,432,547)
-------------------------------------------------------------------------------------------------------------
  Class B                                            (246,184)        (484,334)      (240,286)       (449,334)
-------------------------------------------------------------------------------------------------------------
  Class C                                             (72,972)        (150,641)       (38,802)        (42,551)
-------------------------------------------------------------------------------------------------------------
From net realized gains
  Class A                                                  --       (6,096,679)            --        (128,279)
-------------------------------------------------------------------------------------------------------------
  Class B                                                  --         (295,245)            --         (49,141)
-------------------------------------------------------------------------------------------------------------
  Class C                                                  --          (97,847)            --          (4,353)
-------------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           9,093,254       15,180,010      2,126,566       8,983,873
-------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                       3,081,402       11,885,439        522,282       1,301,967
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                           (39,175,300)     (35,124,873)    (8,089,301)     (6,678,846)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
Fund share transactions                           (27,000,644)      (8,059,424)    (5,440,453)      3,606,994
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                 (33,102,341)     (30,878,424)    (6,708,037)      1,022,337
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                 253,441,614      284,320,038     44,863,946      43,841,609
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                      $220,339,273      253,441,614     38,155,909      44,863,946
-------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  39

                                                            FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                CLASS A
                                              SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                              FEBRUARY 29, 2000   ---------------------------------------------------
                 CALIFORNIA                   (UNAUDITED)          1999      1998      1997       1996        1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $7.10           7.65      7.52      7.31        7.35        7.22
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .17            .34       .36       .38         .39         .39
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                               (.17)          (.41)      .26       .25         .04         .17
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        --           (.07)      .62       .63         .43         .56
-------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                 (.17)          (.34)     (.36)     (.38)       (.39)       (.39)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment
  transactions                                          --           (.14)     (.13)     (.04)       (.08)       (.04)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)          (.48)     (.49)     (.42)       (.47)       (.43)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.93           7.10      7.65      7.52        7.31        7.35
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                  (.04)**       (1.07)     8.56      8.78        5.92        8.13
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)            760,100        854,921   982,113   979,471   1,022,147   1,075,265
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    .89*           .82       .78       .79         .78         .74
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    .88*           .82       .78       .79         .78         .74
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    4.94*          4.60      4.82      5.08        5.18        5.53
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             52*            62        61        79         100          69
-------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                              SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                              FEBRUARY 29, 2000   ---------------------------------------------------
                                              (UNAUDITED)          1999      1998      1997       1996        1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $7.11           7.66      7.52      7.32        7.35        7.22
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .14            .28       .30       .32         .32         .33
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (.17)          (.41)      .27       .24         .05         .17
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.03)          (.13)      .57       .56         .37         .50
-------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                               (.14)          (.28)     (.30)     (.32)       (.32)       (.33)
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment
    transactions                                        --           (.14)     (.13)     (.04)       (.08)       (.04)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.14)          (.42)     (.43)     (.36)       (.40)       (.37)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.94           7.11      7.66      7.52        7.32        7.35
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                  (.42)**       (1.90)     7.79      7.73        5.16        7.17
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)             32,219         37,070    35,466    26,930      17,536      11,673
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                   1.68*          1.65      1.63      1.62        1.63        1.60
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                   1.67*          1.65      1.63      1.62        1.63        1.60
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    4.15*          3.75      3.97      4.25        4.33        4.67
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             52*            62        61        79         100          69
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   CLASS C
                                                       SIX MONTHS ENDED              YEAR ENDED AUGUST 31,
                                                       FEBRUARY 29, 2000    ---------------------------------------
                                                       (UNAUDITED)          1999     1998     1997     1996    1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $ 7.05           7.60     7.50     7.31    7.34    7.22
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .14            .28      .30      .32    .32     .33
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                  (.16)          (.41)     .23      .23    .05     .16
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.02)          (.13)     .53      .55    .37     .49
-----------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                         (.14)          (.28)    (.30)    (.32)   (.32)   (.33)
-----------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                   --           (.14)    (.13)    (.04)   (.08)   (.04)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                           (.14)          (.42)    (.43)    (.36)   (.40)   (.37)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 6.89           7.05     7.60     7.50    7.31    7.34
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                          (.28)**       (1.91)    7.21     7.59    5.15    7.08
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)                      8,087          3,947    6,693    1,506    855     294
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               1.56*          1.68     1.62     1.60    1.64    1.56
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                1.54*          1.68     1.62     1.60    1.64    1.56
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                            4.28*          3.71     3.98     4.27    4.32    4.71
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     52*            62       61       79    100      69
-----------------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS

                                                                              CLASS A
                                               SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   ---------------------------------------------
                   FLORIDA                     (UNAUDITED)          1999     1998      1997     1996      1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $9.72         10.62     10.42    10.21     10.27     10.11
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22           .47       .49      .51       .52       .53
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.24)         (.68)      .35      .33       .08       .30
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.02)         (.21)      .84      .84       .60       .83
--------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.22)         (.47)     (.49)    (.51)     (.52)     (.53)
--------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.22)     (.15)    (.12)     (.14)     (.14)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.22)         (.69)     (.64)    (.63)     (.66)     (.67)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.48          9.72     10.62    10.42     10.21     10.27
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.19)**      (2.13)     8.27     8.37      5.83      8.62
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              73,324        84,757   100,431   99,051   105,028   115,313
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    1.06 *         .88       .85      .83       .84       .80
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    1.06 *         .88       .85      .83       .84       .80
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.76 *        4.57      4.65     4.92      5.00      5.30
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              33 *          56        70       87       119        96
--------------------------------------------------------------------------------------------------------------------

                                                                              CLASS B
                                               SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   ---------------------------------------------
                                               (UNAUDITED)          1999     1998      1997     1996      1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $9.71         10.60     10.40    10.19     10.26     10.10
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .18           .39       .40      .42       .43       .44
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.25)         (.67)      .35      .33       .07       .30
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.07)         (.28)      .75      .75       .50       .74
--------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.18)         (.39)     (.40)    (.42)     (.43)     (.44)
--------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.22)     (.15)    (.12)     (.14)     (.14)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.18)         (.61)     (.55)    (.54)     (.57)     (.58)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.46          9.71     10.60    10.40     10.19     10.26
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.67)**      (2.85)     7.38     7.48      4.84      7.67
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)               6,304         6,474     6,379    4,226     2,752     1,941
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    1.81 *        1.69      1.68     1.65      1.68      1.65
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    1.81 *        1.69      1.68     1.65      1.68      1.65
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.01 *        3.76      3.82     4.10      4.16      4.45
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              33 *          56        70       87       119        96
--------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                          CLASS C
                                               SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   --------------------------------------
                                               (UNAUDITED)          1999    1998    1997    1996    1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $9.71         10.60   10.41   10.20   10.26   10.10
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19           .39     .40     .42     .43     .45
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.24)         (.67)    .34     .33     .08     .30
-------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.05)         (.28)    .74     .75     .51     .75
-------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.19)         (.39)   (.40)   (.42)   (.43)   (.45)
-------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.22)   (.15)   (.12)   (.14)   (.14)
-------------------------------------------------------------------------------------------------------------
Total distributions                                    (.19)         (.61)   (.55)   (.54)   (.57)   (.59)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.47          9.71   10.60   10.41   10.20   10.26
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.56)**      (2.84)   7.26    7.49    4.97    7.84
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)                 935         1,249     721     568     325      38
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    1.79 *        1.68    1.69    1.64    1.64    1.52
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    1.78 *        1.68    1.69    1.64    1.64    1.52
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.04 *        3.76    3.81    4.11    4.20    4.58
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              33 *          56      70      87     119      96
-------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS

                                                                             CLASS A
                                               SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   -----------------------------------------------
                  NEW YORK                     (UNAUDITED)          1999      1998      1997      1996      1995
Net asset value, beginning of period                 $10.22          11.11     10.93     10.66     10.80     10.73
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .23            .49       .53       .56       .56       .58
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.26)          (.63)      .36       .36        --       .20
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.03)          (.14)      .89       .92       .56       .78
----------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.23)          (.49)     (.53)     (.56)     (.56)     (.58)
----------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --           (.26)     (.18)     (.09)     (.14)     (.13)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.23)          (.75)     (.71)     (.65)     (.70)     (.71)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.96          10.22     11.11     10.93     10.66     10.80
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.29)**       (1.52)     8.44      8.77      5.26      7.62
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)             204,345        235,800   268,155   272,777   294,121   315,385
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    .93*            .88       .84       .83       .83       .81
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    .92*            .88       .84       .83       .83       .81
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    4.67*           4.49      4.81      5.15      5.15      5.47
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             31*             69        77        92       104       112
----------------------------------------------------------------------------------------------------------------------

                                                                         CLASS B
                                               SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   ----------------------------------------
                                               (UNAUDITED)          1999     1998     1997    1996    1995
Net asset value, beginning of period                 $10.23         11.13    10.94    10.66   10.80   10.73
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19           .39      .44      .47     .47     .48
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.25)         (.64)     .37      .37      --     .20
---------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.06)         (.25)     .81      .84     .47     .68
---------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.19)         (.39)    (.44)    (.47)   (.47)   (.48)
---------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.26)    (.18)    (.09)   (.14)   (.13)
---------------------------------------------------------------------------------------------------------------
Total distributions                                    (.19)         (.65)    (.62)    (.56)   (.61)   (.61)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.98         10.23    11.13    10.94   10.66   10.80
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.62)**      (2.44)    7.65     7.96    4.36    6.69
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              12,102        13,674   12,390   10,184   7,007   3,635
---------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                   1.80*          1.73     1.67     1.67    1.69    1.67
---------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                   1.79*          1.73     1.67     1.67    1.69    1.67
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    3.80*          3.64     3.98     4.31    4.29    4.61
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             31*            69       77       92     104     112
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        CLASS C
                                               SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   -------------------------------------
                                               (UNAUDITED)         1999    1998    1997    1996    1995
Net asset value, beginning of period                $10.21         11.10   10.92   10.65   10.79   10.73
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .19           .40     .44     .47     .47     .48
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                               (.25)         (.63)    .36     .36      --     .19
------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.06)         (.23)    .80     .83     .47     .67
------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                 (.19)         (.40)   (.44)   (.47)   (.47)   (.48)
------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions           --          (.26)   (.18)   (.09)   (.14)   (.13)
------------------------------------------------------------------------------------------------------------
Total distributions                                   (.19)         (.66)   (.66)   (.56)   (.61)   (.61)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.96         10.21   11.10   10.92   10.65   10.79
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                  (.60)**      (2.33)   7.56    7.87    4.38    6.64
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              3,892         3,968   3,775   2,973   1,218     458
------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                   1.76*         1.71    1.67    1.65    1.67    1.62
------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                   1.75*         1.71    1.67    1.65    1.67    1.62
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    3.84*         3.65    3.98    4.33    4.31    4.66
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             31*           69      77      92     104     112
------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                               SIX MONTHS ENDED              YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   ------------------------------------------
                    OHIO                       (UNAUDITED)          1999     1998     1997     1996     1995
Net asset value, beginning of period                $  9.97         10.54    10.22     9.93     9.81     9.56
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .23           .46      .47      .47      .48      .50
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.29)         (.53)     .39      .32      .12      .25
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.06)         (.07)     .86      .79      .60      .75
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.23)         (.46)    (.47)    (.47)    (.48)    (.50)
---------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.04)    (.07)    (.03)      --       --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.23)         (.50)    (.54)    (.50)    (.48)    (.50)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  9.68          9.97    10.54    10.22     9.93     9.81
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                   (.73)**       (.66)    8.57     8.17     6.16     8.20(B)
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              24,533        30,324   31,731   29,931   29,496   26,151
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                     .95*          .94      .87      .89      .91      .83
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                     .94*          .94      .87      .89      .91      .63
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.75*         4.38     4.51     4.69     4.78     5.07
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              14*           29       15       52       86       90
---------------------------------------------------------------------------------------------------------------------

                                                                         CLASS B
                                               SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 29, 2000   ---------------------------------------
                                               (UNAUDITED)          1999     1998    1997    1996    1995
Net asset value, beginning of period                $  9.97         10.54    10.22    9.93    9.81    9.56
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19           .38      .38     .39     .39     .44
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (.30)         (.53)     .39     .32     .12     .25
----------------------------------------------------------------------------------------------------------------
Total from investment operations                       (.11)         (.15)     .77     .71     .51     .69
----------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                  (.19)         (.38)    (.38)   (.39)   (.39)   (.44)
----------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions            --          (.04)    (.07)   (.03)     --      --
----------------------------------------------------------------------------------------------------------------
Total distributions                                    (.19)         (.42)    (.45)   (.42)   (.39)   (.44)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  9.67          9.97    10.54   10.22    9.93    9.81
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                  (1.13)**      (1.55)    7.69    7.29    5.30    7.57(B)
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              11,771        12,658   11,100   9,147   7,330   5,135
----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                    1.76*         1.74     1.69    1.70    1.73    1.75
----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                    1.76*         1.74     1.69    1.70    1.73    1.32
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                     3.93*         3.57     3.69    3.88    3.96    4.58
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              14*           29       15      52      86      90
----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                                        CLASS C
                                               SIX MONTHS ENDED            Year ended August 31,
                                               FEBRUARY 29, 2000   -------------------------------------
                    OHIO                       (UNAUDITED)         1999    1998    1997    1996     1995
Net asset value, beginning of period                $ 9.97         10.54   10.22    9.93    9.81    9.56
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .19           .37     .38     .39     .39    .44
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                               (.29)         (.53)    .39     .32     .12    .25
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.10)         (.16)    .77     .71     .51    .69
------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                 (.19)         (.37)   (.38)   (.39)   (.39)  (.44)
------------------------------------------------------------------------------------------------------------------
Net realized gains on investment
  transactions.                                         --          (.04)   (.07)   (.03)     --     --
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.19)         (.41)   (.45)   (.42)   (.39)  (.44)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 9.68          9.97   10.54   10.22    9.93   9.81
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%) (A)                                 (1.12)**      (1.48)   7.70    7.32    5.28   7.56(B)
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ thousands)              1,852         1,882   1,010     390     274    163
------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                                   1.74*         1.77    1.67    1.68    1.74   1.69
------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                                   1.73*         1.77    1.67    1.68    1.74   1.27
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    3.96*         3.53    3.71    3.90    3.95   4.63
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             14*           29      15      52      86     90
------------------------------------------------------------------------------------------------------------------


 * Annualized

** Not annualized

(a) Total return does not reflect the effect of sales charges.

(b) Total return would have been lower had certain expenses not been reduced.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1
     SIGNIFICANT
     ACCOUNTING POLICIES     Kemper California Tax-Free Income Fund, Kemper
                             Florida Tax Free Income Fund, Kemper New York
                             Tax-Free Income Fund and Kemper Ohio Tax-Free
                             Income Fund (the "Funds") are a non-diversified series of Kemper State Tax-Free Income Series (the
                             "Trust") which is registered under the Investment
                             Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The
                             Trust is organized as a Massachusetts business trust.

                             Each Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. Each share of a Fund has equal rights with respect to voting subject to class specific arrangements.

                             Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

                             SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

                             All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Kemper New York Tax-Free Income Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of

NOTES TO FINANCIAL STATEMENTS

                             the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/ accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

2
     PURCHASES AND
     SALES OF
     SECURITIES              For the six months ended February 29, 2000,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                                               CALIFORNIA   FLORIDA   NEW YORK    OHIO
                                                                               ----------   -------   --------    ----
                                       Purchases                                $211,608     14,141    34,317     2,714
                                       Proceeds from sales                      $268,274     21,637    51,811     5,373

NOTES TO FINANCIAL
STATEMENTS

--------------------------------------------------------------------------------

3
     TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). Under the Trust's management agreement each Fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the six months ended February 29, 2000 are as follows:

                                                                                   MANAGEMENT FEE   EFFECTIVE
                                                                                    IMPOSED ($)     RATE (%)
                                                                                   --------------   ---------
                                       California                                    2,183,644         .52
                                       Florida                                         236,712         .55
                                       New York                                        635,899         .55
                                       Ohio                                            112,582         .55

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commission retained by KDI in connection with the distribution of each Fund's Class A shares for the six months ended February 29, 2000 are as follows:

                                                                                             COMMISSIONS
                                                                                         RETAINED BY KDI ($)
                                                                                        ---------------------
                                       California                                               23,998
                                       Florida                                                   8,874
                                       New York                                                  4,638
                                       Ohio                                                      1,049

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC for the six months ended February 29, 2000 are as follows:

                                                                                     DISTRIBUTION FEES AND
                                                                                    CDSC RECEIVED BY KDI ($)
                                                                                    ------------------------
                                       California                                           206,790
                                       Florida                                               49,147
                                       New York                                              91,284
                                       Ohio                                                  65,077

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms

NOTES TO FINANCIAL STATEMENTS

                             based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 29, 2000 are as follows:

                                                                              ASF PAID BY
                                                                              THE FUND TO          ASF PAID BY
                                                                                KDI ($)       KDI TO AFFILIATES ($)
                                                                              -----------     ---------------------
                                       California                               911,749                  --
                                       Florida                                   87,568                  --
                                       New York                                 234,803               3,513
                                       Ohio                                      46,805                  --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the six months ended February 29, 2000, KSvC received transfer agency fees as follows:

                                                                                               FEES PAID ($)
                                                                                               -------------
                                       California                                                 205,646
                                       Florida                                                     21,597
                                       New York                                                    67,976
                                       Ohio                                                        36,270

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the six months ended February 29, 2000, the Funds made no payments to their officers and incurred trustees' fees aggregating $21,162 to independent trustees.

--------------------------------------------------------------------------------

4
     CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds:

                                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2000               AUGUST 31, 1999
                                                                ---------------------------    ---------------------------
                                       CALIFORNIA                 SHARES         AMOUNT          SHARES         AMOUNT
                                       SHARES SOLD
                                        Class A                  27,259,636   $ 189,606,017     45,978,683   $ 342,246,974
                                       -----------------------------------------------------------------------------------
                                        Class B                     504,392       3,517,597      1,639,123      12,318,577
                                       -----------------------------------------------------------------------------------
                                        Class C                   5,287,908      36,506,760     17,067,961     127,179,449
                                       -----------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   1,557,446      10,823,671      4,853,940      36,260,336
                                       -----------------------------------------------------------------------------------
                                        Class B                      62,486         434,745        177,591       1,327,526
                                       -----------------------------------------------------------------------------------
                                        Class C                       7,226          54,710         21,587         160,308
                                       -----------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (39,656,366)   (276,472,994)   (58,929,445)   (438,610,942)
                                       -----------------------------------------------------------------------------------
                                        Class B                  (1,110,404)     (7,720,621)    (1,112,823)     (8,321,482)
                                       -----------------------------------------------------------------------------------
                                        Class C                  (4,681,755)    (32,407,953)   (17,410,337)   (129,852,581)
                                       -----------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                      29,949         208,023        121,234         902,873
                                       -----------------------------------------------------------------------------------
                                        Class B                     (29,904)       (208,023)      (121,104)       (902,873)
                                       -----------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS            $ (75,658,068)                 $ (57,291,835)
                                       -----------------------------------------------------------------------------------

NOTES TO FINANCIAL
STATEMENTS

                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                     FEBRUARY 29, 2000             AUGUST 31, 1999
                                                                 -------------------------    -------------------------
                                       FLORIDA                     SHARES        AMOUNT         SHARES        AMOUNT
                                       SHARES SOLD
                                        Class A                     723,620   $  6,905,952     1,524,088   $ 15,773,122
                                       --------------------------------------------------------------------------------
                                        Class B                     158,754      1,516,774       232,626      2,416,099
                                       --------------------------------------------------------------------------------
                                        Class C                       7,779         74,220        70,061        717,627
                                       --------------------------------------------------------------------------------

                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                      81,461        908,034       331,344      3,412,968
                                       --------------------------------------------------------------------------------
                                        Class B                       5,217         49,583        14,650        150,422
                                       --------------------------------------------------------------------------------
                                        Class C                         795          7,563         1,210         12,352
                                       --------------------------------------------------------------------------------

                                        SHARES REDEEMED
                                        Class A                  (1,804,344)   (17,181,017)   (2,625,052)   (26,882,065)
                                       --------------------------------------------------------------------------------
                                        Class B                    (164,692)    (1,558,234)     (151,064)    (1,553,274)
                                       --------------------------------------------------------------------------------
                                        Class C                     (38,404)      (365,915)      (10,572)      (109,866)
                                       --------------------------------------------------------------------------------

                                        CONVERSION OF SHARES
                                        Class A                         231          2,224        28,736        323,333
                                       --------------------------------------------------------------------------------
                                        Class B                        (231)        (2,224)      (31,064)      (323,333)
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS            $ (9,643,040)                $ (6,062,615)
                                       --------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                     FEBRUARY 29, 2000             AUGUST 31, 1999
                                                                 -------------------------    -------------------------
                                       NEW YORK                    SHARES        AMOUNT         SHARES        AMOUNT
                                       SHARES SOLD
                                        Class A                     734,571   $  7,288,118       867,377   $  9,422,179
                                       --------------------------------------------------------------------------------
                                        Class B                      86,064        865,412       392,447      4,258,841
                                       --------------------------------------------------------------------------------
                                        Class C                      89,275        889,774        91,939        999,679
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     289,038      2,888,302     1,036,895     11,208,920
                                       --------------------------------------------------------------------------------
                                        Class B                      14,170        141,786        45,664        493,761
                                       --------------------------------------------------------------------------------
                                        Class C                       5,138         51,314        16,929        182,758
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                  (3,598,876)   (36,016,616)   (3,003,371)   (32,158,950)
                                       --------------------------------------------------------------------------------
                                        Class B                    (218,924)    (2,189,797)     (169,451)    (1,828,820)
                                       --------------------------------------------------------------------------------
                                        Class C                     (92,145)      (918,937)      (59,603)      (637,792)
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                       4,944         49,950        46,258        499,311
                                       --------------------------------------------------------------------------------
                                        Class B                      (4,897)       (49,950)      (46,187)      (499,311)
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS            $(27,000,644)                $ (8,059,424)
                                       --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                         FEBRUARY 29, 2000          AUGUST 31, 1999
                                                                       ----------------------    ---------------------
                                       OHIO                             SHARES      AMOUNT        SHARES      AMOUNT
                                       SHARES SOLD
                                        Class A                         105,391   $ 1,035,382     384,038   $4,033,381
                                       -------------------------------------------------------------------------------
                                        Class B                          72,722       714,659     358,864    3,737,265
                                       -------------------------------------------------------------------------------
                                        Class C                          38,197       376,525     114,690    1,166,432
                                       -------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                          36,476       356,276      92,021      956,452
                                       -------------------------------------------------------------------------------
                                        Class B                          14,509       141,605      29,870      310,168
                                       -------------------------------------------------------------------------------
                                        Class C                           2,500        24,401       3,403       35,347
                                       -------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                        (647,669)   (6,352,150)   (449,227)  (4,652,503)
                                       -------------------------------------------------------------------------------
                                        Class B                        (140,192)   (1,366,724)   (167,989)  (1,724,021)
                                       -------------------------------------------------------------------------------
                                        Class C                         (38,003)     (370,427)    (24,696)    (255,527)
                                       -------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                              --            --       4,514       46,795
                                       -------------------------------------------------------------------------------
                                        Class B                              --            --      (4,517)     (46,795)
                                       -------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS                $(5,440,453)              $3,606,994
                                       -------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5
     EXPENSE OFF-SET
     ARRANGEMENTS            The Funds have entered into arrangements with their
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were to reduce a portion of the Funds' expenses.
                             During the six months ended February 29, 2000, the Fund's custodian and transfer agent fees were reduced as follows:

                                                                                                   FEE
                                                                                              REDUCTIONS ($)
                                                                                              --------------
                                       California                                                 33,169
                                       Florida                                                     3,674
                                       New York                                                    9,891
                                       Ohio                                                        1,720

--------------------------------------------------------------------------------

6
     LINE OF CREDIT          The Funds and several Kemper funds (the
                             "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its assets under the agreement.

                                                                           NOTES

NOTES

TRUSTEES                          OFFICERS
JOHN W. BALLANTINE                ELEANOR R. BRENNAN                MAUREEN E. KANE
Trustee                           Vice President                    Assistant Secretary
LEWIS A. BURNHAM                  MARK S. CASADY                    CAROLINE PEARSON
Trustee                           President                         Assistant Secretary
LINDA C. COUGHLIN                 PHILIP J. COLLORA                 BRENDA LYONS
Trustee                           Vice President and Secretary      Assistant Treasurer
DONALD L. DUNAWAY                 ASHTON P. GOODFIELD
Trustee                           Vice President
ROBERT B. HOFFMAN                 JOHN R. HEBBLE
Trustee                           Treasurer
DONALD R. JONES                   ANN M. MCCREARY
Trustee                           Vice President
THOMAS W. LITTAUER                KATHRYN L. QUIRK
Trustee and Vice President        Vice President
SHIRLEY D. PETERSON               LINDA J. WONDRACK
Trustee                           Vice President
WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         811 Main Street
                                      Kansas City, MO 64121
 .............................................................................................
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza Chicago, IL 60606
                                      www.kemper.com

TRUSTEES&OFFICERS

[KEMPER FUNDS LOGO] Long-term investing in a short-term world(SM)
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LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)